     As filed with the Securities and Exchange Commission on August 30, 2004
                                                      1933 Act File No. 33-37615
                                                      1940 Act File No. 811-6174


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 ---------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 25


                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29


                           MFS(R) INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)


       Registrant's Telephone Number, Including Area Code: (617) 954-5000
        James R. Bordewick, Jr., Massachusetts Financial Services Company

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


         |_| immediately upon filing pursuant to paragraph (b) |_| on [date] pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(i) |X| on October 28, 2004 pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.


         If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===============================================================================

MFS(R) INSTITUTIONAL TRUST
NOVEMBER 1, 2004


[logo] M F S(R)
INVESTMENT MANAGEMENT

                                                                     PROSPECTUS
-------------------------------------------------------------------------------


This Prospectus describes seven funds of the MFS Institutional Trust (referred to as the Trust):

  1. MFS INSTITUTIONAL EMERGING EQUITIES FUND (referred to as the Emerging Equities Fund) seeks long-term growth of capital.

  2. MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND (referred to as the International Equity Fund) seeks long-term growth of capital.

  3. MFS INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND (referred to as the International Research Equity Fund) seeks capital appreciation.

  4. MFS INSTITUTIONAL LARGE CAP GROWTH FUND (referred to as the Large Cap Growth Fund) seeks long-term growth of capital.

  5. MFS INSTITUTIONAL LARGE CAP VALUE FUND (referred to as the Large Cap Value
     Fund) seeks capital appreciation and reasonable income.

  6. MFS INSTITUTIONAL MID CAP GROWTH FUND (referred to as the Mid Cap Growth
     Fund) seeks long-term growth of capital.

  7. MFS INSTITUTIONAL RESEARCH FUND (referred to as the Research Fund) seeks long-term growth of capital.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

-----------------
TABLE OF CONTENTS
-----------------

                                                                          Page

I    Expense Summary ...................................................     1


II   Risk Return Summary ...............................................     2

       1. Emerging Equities Fund .......................................     2

       2. International Equity Fund ....................................     5

       3. International Research Equity Fund ...........................     8

       4. Large Cap Growth Fund ........................................    11

       5. Large Cap Value Fund .........................................    14

       6. Mid Cap Growth Fund ..........................................    16

       7. Research Fund ................................................    19

III  Certain Investment Strategies and Risks ...........................    21

IV   Management of the Funds ...........................................    22

V    Description of Shares .............................................    24

VI   How to Purchase, Exchange and Redeem Shares .......................    24

VII  Other Information .................................................    27

VIII Financial Highlights ..............................................    29

     Appendix A -- Investment Techniques and Practices .................   A-1

-----------------
I EXPENSE SUMMARY
-----------------

o   EXPENSE TABLE

    This table describes the expenses that you may pay when you hold shares of the funds.

    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):
    ..........................................................................


                                                                                                             INTERNATIONAL
                                                                     EMERGING           INTERNATIONAL          RESEARCH
                                                                   EQUITIES FUND         EQUITY FUND          EQUITY FUND
                                                                   -------------         -----------          -----------
    Management Fee ............................                       0.75 %               0.75 %               0.75 %
    Other Expenses(1) .........................                       0.11 %               0.17 %               0.28 %
                                                                      -----                -----                -----
    Total Annual Fund Operating Expenses ......                       0.86 %               0.92 %               1.03 %
        Fee Reductions ........................                       N/A                 (0.17)%(1)           (0.18)%(1)
                                                                      -----                -----                -----
        Net Expenses(2) .......................                       0.86 %               0.75 %               0.85 %

                                                   LARGE CAP        LARGE CAP             MID CAP             RESEARCH
                                                  GROWTH FUND       VALUE FUND          GROWTH FUND             FUND
                                                  -----------       ----------          -----------             ----
    Management Fee ............................      0.75 %           0.60 %               0.60 %               0.60 %
    Other Expenses(1) .........................      0.09 %           0.11 %               0.25 %               0.51 %
                                                    -----            -----                -----                -----
    Total Annual Fund Operating Expenses ......      0.84 %           0.71 %               0.85 %               1.11 %
        Fee Reductions ........................     (0.29)%(1)       (0.16)%(1)           (0.20)%(1)           (0.56)%(1)
                                                    -----            -----                -----                -----
        Net Expenses(2) .......................      0.55 %           0.55 %               0.65 %               0.55 %

    ----------
    (1) Massachusetts Financial Services Company (referred to as MFS or the adviser) has contractually agreed to waive a portion of the management fee paid by Research Fund and Large Cap Value Fund equal to 0.05%
        annually and Large Cap Growth Fund equal to 0.25% annually, and MFS or an affiliate has contractually agreed to bear each fund's expenses (except Emerging Equities Fund), such that "Other Expenses," after taking into account the expense offset and brokerage arrangements described below, do not exceed 0.00% for
        Research Fund, International Equity Fund, and Large Cap Value Fund, 0.05% for Mid Cap Growth Fund and Large
        Cap Growth Fund, and 0.10% for the International Research Equity Fund.
    (2) Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be lower.


o   EXAMPLE OF EXPENSES


    These examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.


    The examples assume that:

    o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


    o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any contractual fee reductions are in effect (see "Expense Summary - Expense Table" above.)

    Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                           PERIOD
                                         --------------------------------------
    FUND                                 1 YEAR     3 YEARS   5 YEARS   10 YEARS
    ---------------------------------------------------------------------------
    Emerging Equities Fund                $ 88       $274     $  477     $1,061
    International Equity Fund               77        276        493      1,116
    International Research Equity Fund      87        310        551      1,243
    Large Cap Growth Fund                   56        239        437      1,010
    Large Cap Value Fund                    56        211        379        867
    Mid Cap Growth Fund                     66        251        452      1,030
    Research Fund                           56        297        557      1,301

----------------------
II RISK RETURN SUMMARY
----------------------

    INVESTMENT STRATEGIES WHICH ARE COMMON TO ALL FUNDS ARE DESCRIBED UNDER THE CAPTION "CERTAIN INVESTMENT STRATEGIES AND RISKS."


    1: EMERGING EQUITIES FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in equity securities of emerging growth companies with small or medium sized market capitalizations. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are early in their life cycle but have the potential to become major enterprises. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The fund's investments in emerging growth companies may include securities listed on a securities exchange or traded in the OTC markets.

      While the fund will invest primarily in common stocks, it may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Emerging Growth Risk: Prices of securities react to the economic condition of the company that issued the security. The fund's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

        > have limited product lines, markets and financial resources

        > are dependent on management by one or a few key individuals

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters into the contract may fail to perform its obligations to the fund.

    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                1994                          14.16%
                1995                          43.77%
                1996                          19.52%
                1997                          22.95%
                1998                          13.69%
                1999                          47.05%
                2000                           5.43%
                2001                          (2.18)%
                2002                         (33.83)%
                2003                          34.70%

    The total return for the year-to-date period ended September 30, 2004, was %. During the period shown in the bar chart the highest quarterly return was 46.35% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (24.36)% (for the calendar quarter ended September 30, 2001).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                            1 Year    5 Years   10 Years
    The Fund's Return Before Taxes                   34.70%      6.21%    14.00%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions   34.70%      3.74%    11.01%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                  22.56%      4.21%    10.82%

    BENCHMARK COMPARISON
    Russell 2000 Growth Index+*                      48.54%      0.86%     5.43%


    ------
     + Source: Standard & Poor's Micropal, Inc.
     * The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks.


      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.


    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

    2: INTERNATIONAL EQUITY FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging market) issuers. Under normal market conditions, the fund invests in at least three different countries.

      A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.


      The fund focuses on foreign companies that MFS believes have above average growth potential but that are also trading at reasonable valuation.

      The fund's investments may include securities traded in the OTC markets.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters into the contract may fail to perform its obligations to the fund.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

    o Geographic Concentration Risk: The fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

    o Growth Companies Risk: This is the risk that the prices of growth company securities held by the fund will fall to a greater extent than the overall equity markets (e.g., as represented by the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                1997                          10.82%
                1998                           9.28%
                1999                          34.81%
                2000                          (7.18)%
                2001                         (12.88)%
                2002                          (6.57)%
                2003                          31.02%

    The total return for the year-to-date period ended September 30, 2004, was %. During the period shown in the bar chart, the highest quarterly return was 25.82% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.28)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ............................................................................

    RETURNS BEFORE TAXES                            1 Year    5 Years     Life#

    The Fund's Return Before Taxes                   31.02%      5.94%    8.47%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions   30.88%      4.88%    7.20%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                  20.21%      4.52%    6.69%

    BENCHMARK COMPARISON
    Morgan Stanley Capital International (MSCI)
      Europe, Australasia, Far East (EAFE) Index+*   39.17%      0.26%    3.54%

    ------
    # "Life" refers to the period from the commencement of the fund's investment operations, January 30, 1996, through December 31, 2003. Index return is from February 1, 1996.

    + Source: Standard & Poor's Micropal, Inc.
    * The MSCI EAFE Index is a commonly used measure of the international stock market.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.


    3: INTERNATIONAL RESEARCH EQUITY FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is capital appreciation. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in equity securities of foreign companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The fund focuses on foreign companies (including emerging market issuers) that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The fund does not emphasize any particular country and may from time to time focus its investments in individual countries or regions. Equity securities may be listed on a securities exchange or traded in the OTC markets.

      A committee of investment research analysts selects portfolio securities for the fund. This committee includes investment analysts employed by MFS and its affiliates. The committee allocates the fund's assets among various geographic regions and industries. Individual analysts then select what they view as the securities best suited to achieve the fund's investment objective within their assigned industry responsibility.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Undervalued Securities Risk: The fund may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters into the contract may fail to perform its obligations to the fund.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty buying and selling these stocks at prevailing market prices.

    o Geographic Focus Risk: The fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.


    o Active or Frequent Trading Risk: The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher net capital gains as compared to a fund with less active trading policies, which could increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as a 401(k) plan). Frequent trading also increases transaction costs, which could detract from the fund's performance.


    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.

                2003                          33.80%

    The total return for the year-to-date period ended September 30, 2004, was %. During the period shown in the bar chart, the highest quarterly return was 16.54% (for the calendar quarter ended December 31, 2003) and the lowest quarterly return was (6.69)% (for the calendar quarter ended March 31, 2003).

    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                                    1 Year        Life#

    The Fund's Return Before Taxes                           33.80%      19.87%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions           33.35%      19.53%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                          22.15%      16.84%

    BENCHMARK COMPARISON
    Morgan Stanley Capital International (MSCI)
      Europe, Australasia, Far East (EAFE) Index+*           39.17%      21.68%

    ------
     # "Life" refers to the period from the commencement of the fund's investment operations, July 16, 2002, through December 31, 2003. Index return is from August 1, 2002.
     + Source: Standard & Poor's Micropal, Inc.
     * The MSCI EAFE Index is a commonly used measure of the international stock market.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

    4: LARGE CAP GROWTH FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies with large market capitalizations that MFS believes have above-average growth potential. Large market capitalization companies are defined by the fund as companies with market capitalizations equaling or exceeding $5 billion at the time of the fund's investment. Companies whose market capitalization falls below $5 billion after purchase continue to be considered large-capitalization companies for purposes of the fund's 80% investment policy. The fund's investments may include securities listed on a securities exchange or traded in the OTC markets.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

      The fund may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

      The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

    o Growth Companies Risk: Prices of growth company securities held by the fund may fall to a greater extent than the overall equity markets (e.g., as represented by the S&P 500) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

    o Active or Frequent Trading Risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher net capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as a 401(k) plan). Frequent trading also increases transaction costs, which could detract from the fund's performance.

    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

o   BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                2001                         (25.11)%
                2002                         (27.74)%
                2003                          24.39%

    The total return for the year-to-date period ended September 30, 2004,
    was    %. During the period shown in the bar chart, the highest quarterly return was 14.86% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (21.91)% (for the calendar quarter ended September 30, 2001).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                                  Year            Life#

    The Fund's Returns Before Taxes                      24.39%        (12.25)%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions       24.26%        (12.40)%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                      15.85%        (10.17)%

    BENCHMARK COMPARISON
    Large-Cap Growth Fund Average+*                      26.60%        (13.10)%
    Russell 1000 Growth Index++**                        29.75%        (13.33)%

    ------
     # "Life" refers to the period from the commencement of the fund's investment operations, February 22, 2000 through December 31, 2003. Index return is from March 1, 2000.
     + Source: Lipper Inc.
    ++ Source: Standard & Poor's Micropal, Inc.
     * The Lipper Large-Cap Growth Fund Average, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper Large-Cap Growth Fund category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.
    ** The Russell 1000 Growth Index measures the performance of large-cap
       U.S. stocks.


      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

    5: LARGE CAP VALUE FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE


    The fund's investment objective is capital appreciation and reasonable income. This objective may be changed without shareholder approval.


o   PRINCIPAL INVESTMENT POLICIES


    The fund invests, under normal market conditions, at least 80% of its net assets in equity securities of large capitalization companies that MFS believes have sustainable franchises and attractive valuations. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the fund may invest in companies of any size, the fund generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because: 1) they are temporarily out of favor due to a decline in the market, poor economic conditions, developments that have affected or may affect the issuer of the securities or the issuer's industry or 2) the market has overlooked them. Undervalued securities generally have attractive valuations when evaluated on price-to-book, price-to-free cash, price-to-sales and/or price-to-earnings ratios and/or dividend yield. Equity securities may be listed on a securities exchange or traded in the OTC markets.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a securitiy held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.


    o Large-Cap Value Company Risk: Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall. Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap stocks tend to be less volatile than stocks of companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.


    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                2002                         (14.27)%
                2003                          25.63%

    The total return for the year-to-date period ended September 30, 2004 was
       %. During the period shown in the bar chart, the highest quarterly return was 14.45% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.54)% (for the calendar quarter ended September 30, 2002).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                                1 Year          Life#

    The Fund's Returns Before Taxes                      25.63%         1.47%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions       24.97%         0.94%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                      16.66%         0.92%

    BENCHMARK COMPARISON
    Russell 1000 Value Index+*                           30.03%         1.85%

    ------
     # "Life" refers to the period from the commencement of the fund's investment operations, May 1, 2001 through December 31, 2003. Index return is from May 1, 2001.

     + Source: Standard & Poor's Micropal, Inc.
     * The Russell 1000 Value Index is a broad-based unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates relative to the companies in the Russell 1000 Growth Index.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

    6: MID CAP GROWTH FUND
    ..........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations that MFS believes have above-average growth potential.


    Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the series' investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 80% investment policy. As of July 31, 2004 the top of the Russell Midcap Growth Index range was $13.4 billion. The adviser generally expects that it will invest primarily in medium market capitalization companies with market capitalizations in excess of $1 billion. The series' investments may include securities listed on a securities exchange or traded in the OTC markets.


    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.

    The fund may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

    The fund may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Mid-Cap Growth Company Risk: Prices of growth company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security, and may decline to a greater extent than the overall equity markets (e.g., as represented by the S&P 500). Investments in medium capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters into the contract may fail to perform its obligations to the fund.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.


    o Active or Frequent Trading Risk: The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher net capital gains as compared to a fund with less active trading policies, which could increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as a 401(k) plan). Frequent trading also increases transaction costs, which could detract from the fund's performance.


    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                1996                          10.42%
                1997                          24.69%
                1998                          20.74%
                1999                          73.43%
                2000                          10.95%
                2001                         (21.55)%
                2002                         (46.76)%
                2003                          39.15%

    The total return for the year-to-date period ended September 30, 2004, was %. During the period shown in the bar chart the highest quarterly return was 41.65% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (34.51)% (for the calendar quarter ended September 30, 2001).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                             1 Year     5 Years    Life#

    The Fund's Returns Before Taxes                   39.15%      2.14%    8.07%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions    39.15%    (1.95)%    4.47%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                   25.45%      0.27%    5.45%

    BENCHMARK COMPARISON
    Russell Midcap Growth Index+*                     42.71%      2.01%    8.17%

    ------
     # "Life" refers to the period from the commencement of the fund's investment operations, December 28, 1995, through December 31, 2003. Index return is from January 1, 1996.

     + Source: Standard & Poor's Micropal, Inc.
     * The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

    All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.


    7: RESEARCH FUND
    ...........................................................................


o   INVESTMENT OBJECTIVE

    The fund's investment objective is long-term growth of capital. This objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The fund may invest in companies of any size. The fund's investments may include securities traded on securities exchanges or in the OTC markets.

      A committee of investment research analysts selects portfolio securities for the fund. This committee includes investment analysts employed by MFS and its affiliates. The committee allocates the fund's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the fund's investment objective within their assigned industry responsibility.

      The fund may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here.

    The principal risks of investing in the fund are:

    o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Over-the-Counter Risk: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

    o Active or Frequent Trading Risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher net capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as a 401(k) plan). Frequent trading also increases transaction costs, which could detract from the fund's performance.

    o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows:

    o how the fund's performance over time compares with that of one or more broad measures of market performance, and

    o the fund's returns before the deduction of taxes and returns after the deduction of certain taxes.

      The chart and table provide past performance information. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. The performance information in the chart and table is based upon calendar year periods, while the performance information presented under the caption "Financial Highlights" and in the fund's shareholder reports is based upon the fund's fiscal year. Therefore, these performance results differ.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund for each calendar year since it was first offered, assuming the reinvestment of distributions.


                1997                          20.78%
                1998                          23.98%
                1999                          24.18%
                2000                          (3.68)%
                2001                         (21.61)%
                2002                         (24.03)%
                2003                          25.80%

    The total return for the year-to-date period ended September 30, 2004, was %. During the period shown in the bar chart, the highest quarterly return was 22.50% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (19.30)% (for the calendar quarter ended September 30, 2001).


    PERFORMANCE TABLE

    This table shows how the fund's average annual total returns before the deduction of taxes ("Returns Before Taxes") compare to a broad measure of market performance and assumes the reinvestment of distributions. In addition, this table shows the fund's average annual total returns:

    o after the deduction of taxes on distributions made on the fund's shares, such as capital gain and income distributions ("The Fund's Return After Taxes on Distributions"), and

    o after the deduction of taxes on both distributions made on the fund's shares and redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown ("The Fund's Return After Taxes on Distributions and Sale of the Fund's Shares").


    AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)
    ..........................................................................

    RETURNS BEFORE TAXES                            1 Year     5 Years     Life#

    The Fund's Returns Before Taxes                  25.80%     (2.17)%    4.93%

    RETURNS AFTER TAXES
    The Fund's Return After Taxes on Distributions   25.33%     (3.86)%    3.44%
    The Fund's Return After Taxes on Distributions
      and Sale of the Fund's Shares                  16.77%     (2.11)%    3.93%

    BENCHMARK COMPARISON
    Standard & Poor's 500 Stock Index+*              28.67%     (0.57)%    8.59%

    ------
     # "Life" refers to the period from the commencement of the fund's investment operations, May 20, 1996, through December 31, 2003. Index return is from June 1, 1996.

     + Source: Standard & Poor's Micropal, Inc.
     * Standard & Poor's 500 Stock Index is a commonly used measure of the broad U.S. stock market.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans.

      All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable.

-------------------------------------------
III CERTAIN INVESTMENT STRATEGIES AND RISKS
-------------------------------------------

o   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    Each fund may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the fund and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a fund may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this prospectus and are discussed, together with their risks, in the funds' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (please see back cover for address and telephone number).

o   TEMPORARY DEFENSIVE POLICIES

    In addition, each fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a fund invests defensively, it may not be able to pursue its investment objective. The fund's defensive investment position may not be effective in protecting its value.

o   ACTIVE OR FREQUENT TRADING


    Each fund may engage in, active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher net capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------
IV MANAGEMENT OF THE FUNDS
--------------------------

o   INVESTMENT ADVISER


    Massachusetts Financial Services Company (referred to as MFS or the adviser) is the funds' investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $ billion as of the quarter ended September 30, 2004. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

      MFS provides investment management and related administrative services and facilities to each fund, including portfolio management and trade execution. For these services, each fund pays MFS an annual management fee. MFS has waived its right to receive a portion of this fee as described in the "Expense Table." For the fiscal year ended June 30, 2004, the funds paid MFS an effective management fee equal to:

                                                                MANAGEMENT FEE
                                                                --------------

    MFS Instiututional Emerging Equities Fund                       0.75%
    MFS Institutional International Equity Fund                     0.75%
    MFS Institutional International Research Equity Fund            0.75%
    MFS Institutional Large Cap Growth Fund                         0.50%
    MFS Institutional Large Cap Value Fund                          0.55%
    MFS Institutional Mid Cap Growth Fund                           0.60%
    MFS Institutional Research Fund                                 0.55%

o   PORTFOLIO MANAGERS

              FUND                                              PORTFOLIO MANAGERS
              ----                                              ------------------
Emerging Equities Fund             The fund is managed by a team of portfolio managers comprised of Robert A.
                                   Henderson, a Senior Vice President of the adviser, and Thomas H. Wetherald and
                                   Camille H. Lee, each a Vice President of the adviser. Mr. Henderson has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 1996. Mr. Wetherald has been a portfolio manager of the fund since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS,
                                   Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier
                                   Advisors. Ms. Lee has been a portfolio manager of the fund since July 1, 2004 and has been employed in the investment management area of the adviser since
                                   2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst
                                   at SG Cowen Securities Corp.

International Equity Fund          The fund is managed by a team of portfolio managers comprised of David R.
                                   Mannheim and Marcus Smith, each a Senior Vice President of the adviser and
                                   Elizabeth A. Palmer, a Vice President of the adviser. Mr. Mannheim has been a portfolio manager of the fund since January 1996 and has been employed in the investment management area of the adviser since 1988. Ms. Palmer has been a portfolio manager of the fund since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS,
                                   Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van, Otterloo & Co. LLC. Mr. Smith has been a portfolio manager of the fund since 2001 and has been employed in the investment management area of the adviser since 1994.

International Research Equity      The fund is managed by a team of equity research analysts.
Fund

Large Cap Growth Fund              The fund is managed by a team of portfolio managers comprised of Stephen
                                   Pesek and S. Irfan Ali, each a Senior Vice President of the adviser, and
                                   Margaret W. Adams, a Vice President of the adviser. Mr. Pesek has been a portfolio manager of the fund since 1999 and has been employed in the investment management area of the adviser since 1994. Mr. Ali has been a portfolio manager of the fund since 2003 and has been employed in the investment management area of the adviser since 1993. Ms. Adams has been a portfolio manager of the fund since 2003 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS,
                                   Ms. Adams was employed in the investment management area of J.P. Morgan & Co.

Large Cap Value Fund               The fund is managed by a team of portfolio managers comprised of Steven R.
                                   Gorham, a Senior Vice President of the adviser, and Edward B. Baldini, a Vice
                                   President of the adviser. Mr. Gorham has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Baldini has been a portfolio manager of the fund since
                                   July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice
                                   President at Scudder Kemper Investments.

Mid Cap Growth Fund                The fund is managed by a team of portfolio managers comprised of David E.
                                   Sette-Ducati, a Senior Vice President of the adviser, and Eric B. Fischman and
                                   Camille H. Lee, each a Vice President of the adviser. Mr. Sette-Ducati has been a portfolio manager of the fund since 2000 and has been employed in the investment management area of the adviser since 1995. Mr. Fischman has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS,
                                   Mr. Fischman was an equity research analyst for State Street Research. Ms. Lee has been a portfolio manager of the fund since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen
                                   Securities Corp.

Research Fund                      The fund is managed by a team of equity research analysts.

      As members of the above named portfolio management teams, Mses. Lee and Palmer, and Mr. Baldini each generally contributes to the day-to-day management of each fund's portfolio though such means as advising as to portfolio construction, assessing portfolio risk, managing daily cash flows in accordance with portfolio holdings as well as advising on investment decisions during periods when other portfolio management team members are unavailable, but does not generally determine which securities to purchase or sell for the funds. The degree to which these individuals may perform these functions, and the nature of these functions, may change from time to time.

      Members of the team may change from time to time, and a current list of team members is available by contacting an Institutional client services representative via e-mail at institutionalclientservice@mfs.com or via telephone at (877) 960-6077.

o   ADMINISTRATOR

    MFS provides the funds with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the funds for a portion of the costs it incurs in providing these services.

o   SHAREHOLDER SERVICING AGENT

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the funds, for which it is entitled to receive compensation from the funds.

o   DISTRIBUTOR

    MFS Fund Distributor, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the funds. MFD or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to certain financial entities (such as a broker or independent consultant) who support the sale of fund shares in recognition of their marketing, transaction processing and/or administrative services support. This compensation is not reflected in the fees and expenses listed in the fee table section of the funds' prospectus.

      In the case of any one financial entity, on a per client basis, marketing support payments will not exceed 10% of MFS first year revenue attributable to each client of such financial entity. In addition, where fund shares are offered through specialized programs such as tax deferred retirement programs or qualified tuition programs, MFD may pay a portion of the administrative and marketing costs of a financial entity relating to these programs. Payments for these arrangements may vary but will not exceed 0.35% of the total assets in the program, on an annual basis. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to various entities.

      You can find further details in the SAI about the payments made by MFD and the services provided by your financial entity. Your financial entity may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial entity for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges.

-----------------------
V DESCRIPTION OF SHARES
-----------------------

    Each fund is designed for sale to institutional investor clients of MFS and MFS Institutional Advisors, Inc. and other similar investors. Each fund offers a single class of shares, which are not subject to a sales charge or any Rule 12b-1 distribution and service fees.

----------------------------------------------
VI HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES
----------------------------------------------


    You may purchase, exchange and redeem shares of a fund in the manner described below.

o   HOW TO PURCHASE SHARES

    Shares may be purchased through MFD in cash or in-kind without a sales charge at their net asset value next computed after acceptance of the purchase order. The minimum initial investment is generally $3 million (generally $1 million in the case of purchases by bank trust departments for their clients). There is no minimum on additional investments.

    OPENING AN ACCOUNT: Payments by check should be made to the order of [insert name of fund] and sent to that particular fund as follows: MFS Service Center, Inc., P.O. Box 1400, Boston, MA 02107-9906. Payments of federal funds should be sent by wire to the custodian of the fund as follows: State Street Bank and Trust Company, Attn: Mutual Funds Division, for the account of: [Shareholder's name], Re: [insert name of fund] (Account No. 99034795) and Wire Number: [Assigned by telephone].

      Information on how to wire federal funds is available at any national bank or any state bank which is a member of the Federal Reserve System. Shareholders should also mail the completed Account Application to the MFSC.

      A shareholder must first telephone MFSC (see back cover for telephone number) to advise of its intended action and, if funds are to be wired, to obtain a wire order number.

    IN-KIND PURCHASES: Shares of each fund may be purchased with securities acceptable to that particular fund. A fund need not accept any security offered for an in-kind purchase unless it is consistent with that fund's investment objective, policies and restrictions and is otherwise acceptable to the fund. Securities accepted in-kind for shares will be valued in accordance with the fund's usual valuation procedures (see "Net Asset Value" below). Investors interested in making an in-kind purchase of fund shares must first telephone MFSC (see back cover for telephone number) to advise of its intended action and obtain instructions for an in-kind purchase.


    VERIFICATION OF IDENTITY. Each fund is required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, the fund may not be able to open your account. Each fund must also take certain steps to verify that the account information you provided is correct. Each fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.


o   HOW TO EXCHANGE SHARES

    You can exchange your shares for shares of any of the other funds described in this prospectus at net asset value by contacting MFSC (see back cover for telephone number). Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by MFSC in proper form (see "Redemptions" below). If you use an Exchange Request to open a new account with one of the other funds described in this prospectus, the exchange must involve shares having an aggregate value of at least $3 million (generally $1 million in the case of purchases by bank trust departments for their clients).


      Exchanges may be subject to certain limitations and are subject to the MFS funds' policies concerning excessive trading practices, which are policies designed to protect the funds and their shareholders from the harmful effect of frequent exchanges. Other limitations and market timing policies are described below under the caption "How to Purchase, Exchange and Redeem Shares - Other Considerations" below. You should read the description of the fund into which you are exchanging and consider the differences in objectives, policies and rules before making any exchange.


o   HOW TO REDEEM SHARES

    You may redeem your shares by contacting the MFSC. Redemptions may be in cash or, at the fund's discretion, by distribution in-kind of securities from a fund's portfolio. The securities distributed are selected by MFS in light of the fund's objective and may not represent a pro rata distribution of each security held in the fund's portfolio. In the event that a fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The fund sends out your redemption proceeds within seven days after your request is received in good order. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered. In addition, you need to have your signature guaranteed and/or submit additional documentation to redeem your shares. See "Signature Guarantee/ Additional Documentation" below, or contact MFSC for details (see back cover page for address and phone number).

      Under unusual circumstances, such as when the New York Stock Exchange is closed, trading on the Exchange is restricted or if there is an emergency, a fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, a fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

      Each fund reserves the right to redeem shares in your account for their then-current value (which you will be promptly paid) if at any time the total investment in the account drops below $500,000 because of redemptions and exchanges. You will be notified when the value of the account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

    REDEEMING DIRECTLY THROUGH MFSC.


    o BY TELEPHONE. You can call MFSC to have shares redeemed from your account and the proceeds wired or mailed (depending on the amount redeemed) directly to a pre- designated bank account. MFSC will request personal or other information from you and will generally record the calls. You must elect this privilege on your account application if you wish to use telephone redemptions. If you have elected this privilege, you will be responsible for losses that result from unauthorized telephone transactions unless MFSC does not follow reasonable procedures designed to verify your identity.

    o BY MAIL. To redeem shares by mail, you can send a letter to MFSC with the name of your fund, your account number, and the number of shares or dollar amount to be sold.


    SIGNATURE GUARANTEE/ADDITIONAL DOCUMENTATION. In order to protect against fraud, each fund requires that your signature be guaranteed in order to redeem your shares. Your signature may be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and transactions. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may make certain de minimis exceptions to these requirements.

o   OTHER CONSIDERATIONS


    RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by a financial intermediary, including a retirement plan sponsor through which the transaction is placed. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset value at the conclusion of the delay period.

    EXCESSIVE TRADING POLICIES. Excessive trading into and out of the funds can disrupt portfolio investment strategies and increase fund operating expenses. The funds are not designed to accommodate excessive trading practices. The funds and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which represent excessive trading.

    LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the funds receive purchase, exchange and redemption orders from retirement plans and other institutional investors which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among retirement plans and other institutional investors. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a fund. Therefore, the ability of the funds to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the funds.

    EXCESSIVE TRADING RISKS. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

      For funds that significantly invest in foreign securities traded on markets which may close prior to when the fund determines its net asset value (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the fund's valuation time that influence the value of these foreign securities, investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the fund's valuation time (referred to as price arbitrage). The fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the fund's valuation time. To the extent that the fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of fund shares held by other shareholders.

      For funds that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds which invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

---------------------
VII OTHER INFORMATION
---------------------

o   PRICING OF FUND SHARES


      The price of the fund's shares is based on its net asset value. The net asset value of each fund's share is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share by the number of fund shares outstanding. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the fund does not transact purchase, exchange or redemption orders.

      To determine net asset value, the funds value their assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the funds valuation time that may impact the value of securities traded in these foreign markets. In these cases, the funds may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the funds valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

      Certain funds may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the funds do not price their shares. Therefore, the value of the funds shares may change on days when you will not be able to purchase or redeem the fund's shares.

      You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (i.e., has all required information in the appropriate form) and:

    o MFSC receives your order by the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank); or

    o your financial adviser receives your order by the valuation time and transmits your order to MFSC.


o   DISTRIBUTIONS


    Each fund intends to declare and pay substantially all of its net investment income to its shareholders at least annually. Any realized net capital gains are distributed at least annually.


o   TAX CONSIDERATIONS

    The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a fund may have on your particular tax situation.

    TAXABILITY OF DISTRIBUTIONS. As long as a fund qualifies for treatment as a regulated investment company (which each fund has done in the past and intends to do in the future), it pays no federal income tax on the earnings and gains it distributes to its shareholders.


      You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to a fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by a fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income that derived from dividends from U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

    The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal income tax purposes.


      Distributions from each fund will reduce its net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you will pay the full price for the shares and then effectively may receive a portion of the purchase price back as a taxable distribution.


      If you are neither a citizen nor a resident of the United States, a fund will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding ("foreign withholding"). You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the fund. Each fund is also required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is nether a citizen nor a resident of the United States) who does not furnish to the fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to foreign withholding (described above). Prospective investors in a fund should read its Account Application for additional information regarding backup withholding.


    TAXABILITY OF TRANSACTIONS. When you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. Any such gain an individual shareholder recognizes on the redemption or exchange after May 5, 2003, of fund shares held for more than one year will qualify for the 15% maximum federal income tax rate on individuals' net capital gain.


o   UNIQUE NATURE OF FUNDS


    MFS may serve as the investment adviser to other funds that have investment goals and principal investment policies and risks similar to those of the funds and that may be managed by a fund's portfolio manager(s). While a fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a fund and these similar products, including differences in sales charges, expense ratios and cash flows.


o   PROVISION OF ANNUAL AND SEMIANNUAL REPORTS AND PROSPECTUSES

    The fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the fund's records. However, any shareholder may contact MFSC (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

-------------------------
VIII FINANCIAL HIGHLIGHTS
-------------------------


    The financial highlights table is intended to help you understand a fund's financial performance for the past five years, or, if a fund has not been in operation that long, since the time it commenced investment operations. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in the fund's annual report to shareholders. A fund's annual report is available upon request by contacting MFS Service Center, Inc. (see back cover for address and telephone number). These financial statements contained in the Annual Report are incorporated by reference into the SAI. The funds' independent registered public accounting firm is Deloitte & Touche LLP.

    EMERGING EQUITIES FUND

    YEARS ENDED 6/30                                                       2004         2003         2002         2001         2000
    Net asset value, beginning of period                                 $15.49       $16.44       $21.55       $31.39       $22.20
    -------------------------------------------------------------------------------------------------------------------------------

    INCOME FROM INVESTMENT OPERATIONS#

      Net investment loss                                                $(0.11)      $(0.07)      $(0.12)      $(0.10)      $(0.12)
    -------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments and
      foreign currency                                                     3.16        (0.88)       (4.99)       (1.33)       11.76
    ----------------------------------------------------------------     ------       ------       ------       ------       ------
    Total from investment operations                                      $3.05       $(0.95)      $(5.11)      $(1.43)      $11.64
    ----------------------------------------------------------------     ------       ------       ------       ------       ------

    LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

      From net realized gain on investments and foreign currency
      transactions                                                          $--          $--          $--       $(6.26)      $(2.45)
    -------------------------------------------------------------------------------------------------------------------------------
      In excess of net realized gain on investments and foreign
      currency transactions                                                  --           --           --        (2.08)          --
    -------------------------------------------------------------------------------------------------------------------------------
    From paid-in capital                                                     --           --           --        (0.07)          --
    ----------------------------------------------------------------     ------       ------       ------       ------       ------
    Total distributions declared to shareholders                            $--          $--          $--       $(8.41)      $(2.45)
    ----------------------------------------------------------------     ------       ------       ------       ------       ------
    Net asset value, end of period                                       $18.54       $15.49       $16.44       $21.55       $31.39
    ----------------------------------------------------------------     ------       ------       ------       ------       ------
    Total return (%)                                                      19.69        (5.78)      (23.71)       (3.46)       54.04
    -------------------------------------------------------------------------------------------------------------------------------

    RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:

    Expenses##                                                             0.86         0.84         0.84         0.82         0.82
    -------------------------------------------------------------------------------------------------------------------------------
    Net investment loss                                                   (0.57)       (0.49)       (0.65)       (0.40)       (0.46)
    -------------------------------------------------------------------------------------------------------------------------------
    Portfolio turnover                                                      122           96           87           53           90
    -------------------------------------------------------------------------------------------------------------------------------
    Net assets at end of period (000 Omitted)                           $55,983     $232,563     $398,113     $671,080     $744,487
    -------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.


INTERNATIONAL EQUITY FUND


YEARS ENDED 6/30                                                       2004         2003         2002         2001         2000
Net asset value, beginning of period                                 $11.61       $11.77       $12.17       $16.38       $12.91
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.21        $0.17        $0.09        $0.10        $0.28
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     2.97        (0.27)       (0.41)       (2.83)        3.75
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total from investment operations                                      $3.18       $(0.10)      $(0.32)      $(2.73)       $4.03
----------------------------------------------------------------     ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                         $(0.06)      $(0.06)      $(0.08)      $(0.18)      $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                  --           --           --        (1.28)       (0.49)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign
  currency transactions                                                  --           --           --        (0.02)          --
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total distributions declared to shareholders                         $(0.06)      $(0.06)      $(0.08)      $(1.48)      $(0.56)
----------------------------------------------------------------     ------       ------       ------       ------       ------
Net asset value, end of period                                       $14.73       $11.61       $11.77       $12.17       $16.38
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total return (%)                                                      27.39        (0.82)       (2.50)      (17.46)       31.38
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                             0.75         0.78         0.86         0.86         0.85
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  1.57         1.66         0.79         0.70         1.78
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       53           55           73           65           89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $604,987     $202,796      $68,193      $54,721      $60,925
-------------------------------------------------------------------------------------------------------------------------------

(S) Prior to November 1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. Effective
    November 1, 2002, the investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management fees. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.19        $0.14        $0.06        $0.06        $0.24
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             0.92         1.04         1.11         1.11         1.12
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  1.40         1.40         0.54         0.45         1.51
-------------------------------------------------------------------------------------------------------------------------------


 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

INTERNATIONAL RESEARCH EQUITY FUND

                                                                                                      YEAR             PERIOD
                                                                                                     ENDED             ENDED
                                                                                                    6/30/04           6/30/03*
Net asset value, beginning of period                                                                $10.43            $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                                           $0.20             $0.14
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                                3.00              0.31
-----------------------------------------------------------------------------------------------     ------            ------
Total from investment operations                                                                     $3.20             $0.45
-----------------------------------------------------------------------------------------------     ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                                        $(0.10)           $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                            (0.07)               --
-----------------------------------------------------------------------------------------------     ------            ------
Total distributions declared to shareholders                                                        $(0.17)           $(0.02)
-----------------------------------------------------------------------------------------------     ------            ------
Net asset value, end of period                                                                      $13.46            $10.43
-----------------------------------------------------------------------------------------------     ------            ------
Total return (%)                                                                                     30.82              4.49++
-------------------------------------------------------------------------------------------------------------------------------

    RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                                            0.85              0.85+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 1.61              1.55+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                     109                97
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                         $103,857           $59,258
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to reimburse all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and ratios would have been:

Net investment income                                                                                $0.18             $0.12
-------------------------------------------------------------------------------------------------------------------------------

    RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                                            1.03              1.11+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 1.43              1.29+
-------------------------------------------------------------------------------------------------------------------------------


 * For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

LARGE CAP GROWTH FUND

                                                                                YEARS ENDED 6/30
                                                                -------------------------------------------------   PERIOD ENDED
                                                                   2004          2003          2002          2001     6/30/00*
Net asset value, beginning of period                              $5.41         $5.46         $7.44         $9.88       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income(S)                                        $0.02         $0.02         $0.02         $0.04        $0.03
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                 0.62         (0.05)        (1.98)        (2.40)       (0.15)
------------------------------------------------------------     ------        ------        ------        ------       ------
Total from investment operations                                  $0.64        $(0.03)       $(1.96)       $(2.36)      $(0.12)
------------------------------------------------------------     ------        ------        ------        ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                     $(0.02)       $(0.02)       $(0.02)       $(0.02)         $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign
  currency transactions                                              --            --            --         (0.06)          --
------------------------------------------------------------     ------        ------        ------        ------       ------
Total distributions declared to shareholders                     $(0.02)       $(0.02)       $(0.02)       $(0.08)         $--
------------------------------------------------------------     ------        ------        ------        ------       ------
Net asset value, end of period                                    $6.03         $5.41         $5.46         $7.44        $9.88
------------------------------------------------------------     ------        ------        ------        ------       ------
Total return (%)                                                  11.80         (0.60)       (26.44)       (24.07)       (1.20)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):
Expenses##                                                         0.55          0.55          0.55          0.56         0.57+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.30          0.35          0.27          0.47         0.96+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  119           213           217           314           98
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $130,539      $191,620      $180,275      $113,893      $15,242
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.05% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                      $0.00+++      $0.00+++     $(0.00)+++     $0.01       $(0.01)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                         0.84          0.87          0.88          0.90         1.87+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       0.01          0.03         (0.06)         0.13        (0.34)+
-------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, February 22, 2000, through June 30, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

LARGE CAP VALUE FUND
                                                                                      YEARS ENDED 6/30
                                                                           --------------------------------------   PERIOD ENDED
                                                                               2004            2003          2002     6/30/01*
Net asset value, beginning of period                                          $8.71           $9.20         $9.91       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                    $0.18           $0.16         $0.16        $0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                             1.66           (0.51)        (0.82)       (0.11)
------------------------------------------------------------------------     ------          ------        ------       ------
Total from investment operations                                              $1.84          $(0.35)       $(0.66)      $(0.09)
------------------------------------------------------------------------     ------          ------        ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                 $(0.15)         $(0.14)       $(0.05)         $--
------------------------------------------------------------------------     ------          ------        ------       ------
Net asset value, end of period                                               $10.40           $8.71         $9.20        $9.91
------------------------------------------------------------------------     ------          ------        ------       ------
Total return (%)                                                              21.23           (3.69)        (6.64)       (0.90)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     0.55            0.55          0.55         0.55+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          1.81            2.05          1.64         1.73+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               69              68            60           11
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $122,848        $135,005       $69,242      $12,018
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fee. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                  $0.16           $0.15         $0.14       $(0.03)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     0.71            0.76          0.77         4.88+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   1.65            1.84          1.42        (2.60)+
-------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

MID CAP GROWTH FUND

YEARS ENDED 6/30                                                       2004         2003         2002         2001         2000
Net asset value, beginning of period                                  $6.78        $6.48       $13.04       $26.08       $16.28

-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.01)      $(0.01)      $(0.03)      $(0.03)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               1.84         0.31        (6.31)       (3.49)       12.51
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total from investment operations                                      $1.83        $0.30       $(6.34)      $(3.52)      $12.43
----------------------------------------------------------------     ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments                                 $--          $--       $(0.13)      $(9.52)      $(2.63)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                          --           --        (0.09)          --           --
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total distributions declared to shareholders                            $--          $--       $(0.22)      $(9.52)      $(2.63)
----------------------------------------------------------------     ------       ------       ------       ------       ------
Net asset value, end of period                                        $8.61        $6.78        $6.48       $13.04       $26.08
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total return (%)                                                      26.99         4.63       (49.30)      (15.69)       80.56
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                             0.65         0.65         0.66         0.66         0.72
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.30)       (0.13)       (0.32)       (0.16)       (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      106          150          125          103          156
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $17,387      $70,204     $134,559     $245,461     $127,004
-------------------------------------------------------------------------------------------------------------------------------

(S) From May 3, 1996 through October 31, 1999, and from July 1, 2000 through June 30, 2004 the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.05% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.02)      $(0.01)      $(0.04)      $(0.03)      $(0.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             0.85         0.75         0.74         0.71         0.75
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (0.50)       (0.23)       (0.40)       (0.21)       (0.40)
-------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

RESEARCH FUND

YEARS ENDED 6/30                                                       2004         2003         2002         2001         2000
Net asset value, beginning of period                                  $7.97        $8.13       $10.62       $16.52       $16.27
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                            $0.07        $0.08        $0.06        $0.04        $0.03
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     1.32        (0.16)       (2.46)       (3.25)        3.24
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total from investment operations                                      $1.39       $(0.08)      $(2.40)      $(3.21)       $3.27
----------------------------------------------------------------     ------       ------       ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                         $(0.09)      $(0.08)      $(0.09)      $(0.03)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                  --           --           --        (2.36)       (2.94)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign
  currency transactions                                                  --           --           --        (0.30)          --
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total distributions declared to shareholders                         $(0.09)      $(0.08)      $(0.09)      $(2.69)      $(3.02)
----------------------------------------------------------------     ------       ------       ------       ------       ------
Net asset value, end of period                                        $9.27        $7.97        $8.13       $10.62       $16.52
----------------------------------------------------------------     ------       ------       ------       ------       ------
Total return (%)                                                      17.55^^^    (0.80)^^   (22.69)      (21.58)       21.67
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                             0.55         0.55         0.56         0.56         0.66
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  0.87         1.13         0.62         0.31         0.21
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      147          103          179           99           99
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $9,852      $17,339      $19,223      $52,315      $73,159
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.00% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.03        $0.04        $0.03        $0.01        $0.01
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                             1.11         1.09         0.87         0.78         0.77
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  0.31         0.59         0.31         0.09         0.10
-------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.


 ^^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement from Cendant Corporation recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the day the proceeds were received.
    Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended
    June 30, 2003 would have been (2.11)%.
^^^ The fund's total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the days the proceeds were received.
    Excluding the effect of these payments from the fund's ending net asset value per share, total return for the year ended
    June 30, 2004 would have been 16.71%.


----------
APPENDIX A
----------

o   INVESTMENT TECHNIQUES AND PRACTICES


    In pursuing its investment objective, each fund may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the fund's investment objective.
    Investment techniques and practices which a fund will use or currently anticipates using are denoted by a check (x) mark.
    However, a fund may not use all of these techniques and practices. Investment techniques and practices which the funds do not currently anticipate using but which the funds reserve the freedom to use are denoted by a dash (-) mark. Investment techniques and practices which are the principal focus of a fund are described, together with their risks, in the Risk Return
    Summary of the Prospectus. Both principal and non- principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES
    ..............................................................................................................................
    SYMBOLS         x funds use, or currently       -- permitted,  but the funds do
                      anticipate using                 not currently anticipate using
    ------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     INTERNATIONAL
                                                                                    EMERGING       INTERNATIONAL        RESEARCH
                                                                                    EQUITIES           EQUITY            EQUITY
                                                                                      FUND              FUND              FUND
                                                                                     ------            ------            ------
    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                                                      --                --                --
        Corporate Asset-Backed Securities                                              --                --                --
        Mortgage Pass-Through Securities                                               --                --                x
        Stripped Mortgage-Backed Securities                                            --                --                --
      Corporate Securities                                                             x                 --                x
      Loans and Other Direct Indebtedness                                              --                --                --
      Lower Rated Bonds                                                                --                --                --
      Municipal Bonds                                                                  --                --                --
      U.S. Government Securities                                                       x                 x                 x
      Variable and Floating Rate Obligations                                           x                 --                --
      Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds                         --                --                --
    Equity Securities                                                                  x                 x                 x
    Foreign Securities Exposure
      Brady Bonds                                                                      --                --                --
      Depositary Receipts                                                              x                 x                 x
      Dollar-Denominated Foreign Debt Securities                                       x                 --                x
      Emerging Markets                                                                 x                 x                 x
      Foreign Securities                                                               x                 x                 x
    Forward Contracts                                                                  x                 x                 x
    Futures Contracts                                                                  x                 x                 x
    Indexed Securities/Structured Products                                             --                --                x
    Inverse Floating Rate Obligations                                                  --                --                --
    Investment in Other Investment Companies
      Open-End Funds                                                                   x                 x                 x
      Closed-End Funds                                                                 x                 x                 x
    Lending of Portfolio Securities                                                    x                 x                 x
    Leveraging Transactions
      Bank Borrowings                                                                  --                --                --
      Mortgage "Dollar-Roll" Transactions                                              x                 --                --
      Reverse Repurchase Agreements                                                    --                --                --
    Options
      Options on Foreign Currencies                                                    --                x                 x
      Options on Futures Contracts                                                     x                 x                 x
      Options on Securities                                                            x                 x                 x
      Options on Stock Indices                                                         x                 x                 x
      Reset Options                                                                    --                --                x
      "Yield Curve" Options                                                            --                --                x
    Repurchase Agreements                                                              x                 x                 x
    Short Sales                                                                        --                --                --
    Short Term Instruments                                                             x                 x                 x
    Swaps and Related Derivative Instruments                                           --                --                --
    Temporary Borrowings                                                               x                 x                 x
    Temporary Defensive Positions                                                      x                 x                 x
    "When-Issued" Securities                                                           --                x                 x



    INVESTMENT TECHNIQUES/PRACTICES
    ..............................................................................................................................

                                                                                                        MID CAP
                                                                   LARGE CAP           LARGE CAP         GROWTH           RESEARCH
                                                                  GROWTH FUND          VALUE FUND         FUND              FUND
                                                                  -----------          ----------         ----              ----

    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                                      --                  --               --               --
        Corporate Asset-Backed Securities                              --                  --               --               --
        Mortgage Pass-Through Securities                               --                  --               --               --
        Stripped Mortgage-Backed Securities                            --                  --               --               --
      Corporate Securities                                              x                   x                x                x
      Loans and Other Direct Indebtedness                              --                  --               --               --
      Lower Rated Bonds                                                 x                   x                x                x
      Municipal Bonds                                                  --                  --               --               --
      U.S. Government Securities                                        x                   x                x                x
      Variable and Floating Rate Obligations                            x                   x                x                x
      Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds          x                   x                x               --
    Equity Securities                                                   x                   x                x                x
    Foreign Securities Exposure
      Brady Bonds                                                      --                  --               --               --
      Depositary Receipts                                               x                   x                x                x
      Dollar-Denominated Foreign Debt Securities                       --                  --               --               --
      Emerging Markets                                                 --                  --                x               --
      Foreign Securities                                               x*                  x*                x               x*
    Forward Contracts                                                   x                   x                x                x
    Futures Contracts                                                   x                   x                x                x
    Indexed Securities/Structured Products                             --                  --               --                x
    Inverse Floating Rate Obligations                                  --                  --               --               --
    Investment in Other Investment Companies
      Open-End Funds                                                    x                   x                x                x
      Closed-End Funds                                                  x                   x                x                x
    Lending of Portfolio Securities                                     x                   x                x                x
    Leveraging Transactions
      Bank Borrowings                                                  --                  --               --               --
      Mortgage "Dollar-Roll" Transactions                              --                  --               --               --
      Reverse Repurchase Agreements                                    --                  --               --               --
    Options
      Options on Foreign Currencies                                     x                   x                x               --
      Options on Futures Contracts                                      x                   x                x               --
      Options on Securities                                             x                   x                x               --
      Options on Stock Indices                                          x                   x                x               --
      Reset Options                                                    --                  --               --               --
      "Yield Curve" Options                                            --                  --               --               --
    Repurchase Agreements                                               x                   x                x                x
    Short Sales                                                        --                  --               --               --
    Short Term Instruments                                              x                   x                x                x
    Swaps and Related Derivative Instruments                           --                  --               --               --
    Temporary Borrowings                                                x                   x                x                x
    Temporary Defensive Positions                                       x                   x                x                x
    "When-Issued" Securities                                            x                   x                x               --


    ----------
    * U.S. exchange-listed foreign securities only.

MFS(R) INSTITUTIONAL TRUST


SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of fund], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which it relates and (iii) identify the class and number of shares held by the shareholder.

IF YOU WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:


ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the funds' actual investments. Annual reports discuss the effect of recent market conditions on the funds' investment strategy and on performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated November 1, 2004 provides more detailed information about the funds and is incorporated into this prospectus by reference.


YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUNDS, AND MAKE INQUIRIES ABOUT THE FUNDS, BY CONTACTING:


    MFS Service Center, Inc.
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-877-960-6077
    institutionalclientservice@mfs.com

Information about the funds (including their prospectus, SAI and shareholder reports) can be reviewed and copied at the:


    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C., 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

    The Trust's Investment Company Act file number is 811-6174.

                                                     [logo] MFSI-PRO  11/04  8M

                                                     ---------------------------
                                                      MFS(R) INSTITUTIONAL TRUST
                                                     ---------------------------
                                                     SEPTEMBER 1, 2004

[logo]M F S(R)                                          STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION

MFS INSTITUIONAL TRUST
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information that may be of interest to investors but that is not necessarily included in the Funds' Prospectus dated November 1, 2004 as supplemented from time to time. The Fund's financial statements are incorporated into this SAI by reference to the Funds' most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).

This SAI relates to the seven Funds identified on page three hereof. Shares of these Funds are designed for sale to institutional investor clients of MFS and MFS Institutional Advisors, Inc., a wholly owned subsidiary of MFS, and other similar investors.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                  MFSI-SAI 11/03

STATEMENT OF ADDITIONAL INFORMATION

  TABLE OF CONTENTS
                                                                            Page

I    Definitions ...........................................................   3

II   Investment Techniques, Practices and Risks ............................   3

III  Investment Restrictions ...............................................   3

IV   Management of the Funds ...............................................   4

         Board Oversight ...................................................   4

         Trustees and Officers -- Identification and Background ............   4

         Trustee Compensation and Committees ...............................   4

         Share Ownership ...................................................   4

         Indemnification of Trustees and Officers ..........................   4

         Investment Adviser ................................................   4

         Investment Advisory Agreement .....................................   5

         Advisory Compensation .............................................   6

         Administrator .....................................................   6

         Custodian .........................................................   7

         Shareholder Servicing Agent .......................................   7

         Distributor .......................................................   8

         Code of Ethics ....................................................   8

V    Financial Adviser Commissions and Concessions .........................   8

VI   Portfolio Transactions and Brokerage Commissions ......................   8

VII  Tax Considerations ....................................................  10

VIII Net Income and Distributions ..........................................  13

IX   Determination of Net Asset Value ......................................  14

X    Descriptions of Shares, Voting Rights and Liabilities .................  14

XI   Independent Registered Public Accounting Firm and Financial Statements   15

     Appendix A -- Trustees and Officers -- Identification and Background .. A-1

     Appendix B -- Trustee Compensation and Committees ..................... B-1

     Appendix C -- Share Ownership ......................................... C-1

     Appendix D -- Investment Techniques, Practices and Risks .............. D-1

     Appendix E -- Description of Bond Ratings ............................. E-1

     Appendix F -- Proxy Voting Policies ................................... F-1

I    DEFINITIONS
     "Trust" - MFS Institutional Trust, a Massachusetts business trust organized on September 13, 1990.


     "Emerging Equities Fund" - MFS Institutional Emerging Equities Fund, a diversified series of the Trust.*


     "International Equity Fund" - MFS Institutional International Equity Fund, a diversified series of the Trust.*

     "International Research Equity Fund" - MFS Institutional International Research Equity Fund, a diversified series of the Trust.*

     "Large Cap Growth Fund" - MFS Institutional Large Cap Growth Fund, a diversified series of the Trust.*

     "Large Cap Value Fund" - MFS Institutional Large Cap Value Fund, a diversified series of the Trust.*

     "Mid Cap Growth Fund" - MFS Institutional Mid Cap Growth Fund, a diversified series of the Trust* formerly known as MFS Institutional Mid-Cap Growth Equity Fund until its name was changed on October 16, 1997.


     "Research Fund" - MFS Institutional Research Fund, a diversified series of the Trust.*

     "Funds" - Emerging Equities Fund, International Equity Fund, International Research Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund and Research Fund.


     "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

     "MFD" - MFS Fund Distributors, Inc., a Delaware Corporation.


     "Prospectus" - The Prospectus of the Funds, dated November 1, 2004 as amended or supplemented from time to time.


     Other capitalized terms not defined herein have the respective meanings ascribed thereto in Appendix D to this SAI.
     ----------------
     *Being a diversified series of the Trust means that, with respect to 75% of its total assets, the series may not (1) purchase more than 10% of the outstanding voting securities of any one issuer, or (2) purchase securities of any issuer if, as a result, more than 5% of the series' total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. Government, its agencies or instrumentalities or to investments in other investment companies.

II   INVESTMENT TECHNIQUES, PRACTICES AND RISKS
     The investment objective(s) and principal investment policies of each Fund are described in the Prospectus. In pursuing its investment objective(s) and investment policies, a Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval, are identified in Appendix A to the Prospectus and are more fully described, together with their associated risks, in Appendix D to this SAI. The following percentage limitations (as a percentage of net assets) apply to certain of these investment techniques and practices:


                                                PERCENTAGE LIMITATION
                                                (BASED ON THE FUND'S
         INVESTMENT POLICY                      NET ASSETS)
         -----------------                      ---------------------

     1. EMERGING EQUITIES FUND
        Foreign Securities: ..........          up to (but not including) 20%
     2. INTERNATIONAL EQUITY FUND
        Foreign Securities: ..........          100%
        Emerging Market Securities: ..           25%
     3. INTERNATIONAL RESEARCH EQUITY FUND
        Emerging Market Securities: ..           25%
        Options* .....................            5%
     4. LARGE CAP GROWTH FUND
        Foreign Securities (ADRs and
          U.S. exchange-listed foreign
          securities only): ..........           10%
     5. LARGE CAP VALUE FUND
        Foreign Securities (ADRs and
          U.S. exchange-listed foreign
          securities only): ..........           10%
     6. MID CAP GROWTH FUND
        Foreign Securities: ..........           up to (but not including) 20%
        Lower Rated Bonds: ...........           up to (but not including) 10%
     7. RESEARCH FUND
        Foreign Securities (ADRs and
          U.S. exchange-listed foreign
          securities only): ..........           10%
        Lower Rated Bonds: ...........           10%

     *Investing in Options is not a principal focus of any of the Funds.

III  INVESTMENT RESTRICTIONS

     INVESTMENT RESTRICTIONS. The Trust on behalf of each Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of that Fund's shares which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund.


     As fundamental investment restrictions, each Fund may not:


          (1) borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the "1940 Act"), and exemptive orders granted under such Act;

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security;

          (3) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

          (4) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act;


          (5) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities; and

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

     In addition, each Fund has adopted the following non-fundamental policy, which may be changed without shareholder approval. Each Fund will not invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of a Fund's limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

     Except for fundamental investment restriction (1) and the non-fundamental investment policy regarding investing in illiquid securities, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in non-fundamental policy (1), each Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.


IV   MANAGEMENT OF THE FUNDS

     BOARD OVERSIGHT
     The Board of Trustees of the Trust provides broad supervision over the affairs of each Fund. MFS is responsible for the investment management of each Fund's assets and the officers of the Trust are responsible for its operations. The Trustees and officers are listed below, together with their principal occupations during the past five years (their titles may have varied during that period).

     TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
     The identification and background of the Trustees and officers of the Trust are set forth in Appendix A to this SAI.

     TRUSTEE COMPENSATION AND COMMITTEES
     Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, as well as information regarding the committees of the Board of Trustees, is set forth in Appendix B to this SAI.


     SHARE OWNERSHIP
     Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, as well as the dollar range value of each Trustee's share ownership in each Fund and, on an aggregate basis, in all MFS funds, by investors who control a Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix C to this SAI.

     INDEMNIFICATION OF TRUSTEES AND OFFICERS
     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is determined that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that they have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indmnification or insurance cannot be limited retroactively.


     INVESTMENT ADVISER
     The Trust has retained Massachusetts Financial Services Company ("MFS" or the "Adviser") as each Fund's investment adviser. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc. (a diversified financial services organization).


       Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30\t/\h/ is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.


     INVESTMENT ADVISORY AGREEMENT -- The Adviser manages each Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") for all of the Funds in the Trust. Under the Advisory Agreement, the Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services and facilities, the Adviser receives an annual investment advisory fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Funds."

       The Adviser pays the compensation of the Trust's officers and of any Trustee who is an officer of the Adviser. The Adviser also furnishes at its own expense investment advisory and administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments and effecting its portfolio transactions.

       The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's shares (as defined in "Investment Restrictions" of this SAI) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Restrictions" of this SAI), or by either party on not more than 60 days' nor less than 30 days' written notice.

       In connection with their deliberations with regard to approval of each Fund's current investment Advisory Agreement with MFS, the Trustees, including the non-interested Trustees, considered such information and factors as they believe, in the light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of the shareholders of each Fund. Such factors may vary somewhat from year to year. During the past year, such factors included the following:

       Nature, Quality, Cost and Extent of Services. The Trustees considered the nature, quality, cost and extent of the various investment, administrative and shareholder services performed by MFS and its affiliates under the Advisory Agreement and under separate agreements covering transfer agency and administrative functions. The Trustees also considered the nature and extent of certain other services MFS performs on the Fund's behalf, including the securities lending programs and MFS' interaction with third party service providers, principally custodians and sub-custodians.

       Investment Record and Comparative Performance Data. The Trustees reviewed the Fund's investment performance as well as the performance of a peer group of funds.

       Expenses. The Trustees considered the Fund's advisory fee and expense ratios and the advisory fee and expense ratios of a peer group of funds. Additionally, the Trustees considered the fee waivers and expense reimbursements agreed to by MFS and whether these arrangements may be changed without approval by the Trustees.

       Economies of Scale. The Trustees considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale.

       Profitability. The Trustees considered the level of MFS' profits with respect to the management of the Fund, including a review of MFS' methodology in allocating its costs to the management of the Fund. The Trustees considered the profits realized by MFS in connection with the operation of the Fund and whether the amount of profit is reasonable and appropriate for purposes of promoting a financially strong adviser capable of providing high quality services to the Fund.

       Personnel and Industry Conditions. The Trustees considered the necessity of MFS maintaining its ability to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.

       Other Benefits. Taking into account the risks assumed by MFS, the Trustees considered the character and amount of other benefits received by MFS from serving as adviser of each Fund and from providing certain administrative services to each Fund, and from affiliates of MFS serving as principal underwriter and shareholder servicing agent of each Fund. The Trustees also considered benefits to MFS from the use of each Fund's portfolio brokerage commissions to pay for research and other similar services.

       The non-interested Trustees were assisted in this process by their own independent legal counsel from whom they received separate legal advice. Based upon their review, the Trustees determined that the Advisory Agreement was reasonable, fair and in the best interest of the Fund and its shareholders. The Trustees also concluded that the fees provided in the Advisory Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

       The Advisory Agreement may be approved, renewed, amended or terminated as to one Fund in the Trust, even though the Agreement is not approved, renewed, amended or terminated as to any other Fund in the Trust.

       The Advisory Agreement grants to the Trust and each Fund a non-exclusive and non-transferable right and sub-license to use the names "Massachusetts Financial Services," "MFS" or any derivatives or logos associated with those names. If MFS for any reason no longer serves as investment adviser to a Fund, the Fund will promptly cease to use these MFS marks. MFS may permit other clients to use these MFS marks in their names or other material.

       The Advisory Agreement also provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their duties and obligations under the Advisory Agreement.


       The Adviser is free to render investment and/or other services to others, but the Adviser will at all times endeavor to treat all of its clients in a fair and equitable manner. Whenever the Fund and one or more other funds or accounts advised by the Adviser have money available for investment, investments or opportunities to sell investments will be allocated in a manner believed by the Adviser to be fair and equitable to each client. The Advisory Agreement provides that the Adviser may cause a Fund to pay a broker or dealer a higher commission than another broker or dealer might have charged for effecting that transaction, if the Adviser determines, in good faith, that the higher commission was reasonable in relation to the value of brokerage and research services provided by the broker or dealer. For more information about the Fund's investment allocation and brokerage practices, see "Portfolio Transactions and Brokerage Commissions" below.

     ADVISORY COMPENSATION
     Each Fund paid compensation to MFS over the specified periods as follows:

                                                NET AMOUNT
                                               PAID TO MFS              AMOUNT
                                               FOR ADVISORY             WAIVED
     FISCAL YEAR ENDED                           SERVICES               BY MFS
     -------------------------------------------------------------------------
     Emerging Equities Fund
     June 30, 2004                           $1,425,428              $      0
     June 30, 2003                            1,909,465                     0
     June 30, 2002                            4,240,987                     0
     International Equity Fund
     June 30, 2004                           $2,953,350              $      0
     June 30, 2003                              698,931                     0
     June 30, 2002                              427,721                     0
     International Research Equity Fund
     June 30, 2004                           $  622,060              $      0
     June 30, 2003                              305,176                     0
     June 30, 2002*                                 N/A                   N/A
     Large Cap Growth Fund
     June 30, 2004                           $1,067,223              $536,626
     June 30, 2003                              874,415               437,015
     June 30, 2002                              799,908               397,796
     Large Cap Value Fund
     June 30, 2004                           $  781,896              $ 71,053
     June 30, 2003                              435,313                39,860
     June 30, 2002                              311,308                28,032
     Mid Cap Growth Fund
     June 30, 2004                           $  233,478              $      0
     June 30, 2003                              538,065                     0
     June 30, 2002                            1,111,052                     0
     Research Fund
     June 30, 2004                            $  81,361              $  7,454
     June 30, 2003                               92,430                 8,417
     June 30, 2002                              195,281                17,672

     ----------
     *International Research Equity Fund commenced investment operations on July
      16, 2002.

       The Trust pays the compensation of the Trustees who are "not affiliated" with MFS and all expenses of each Fund (other than those assumed by MFS) including but not limited to: governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to a Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of a Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund's custodian, for all services to a Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of a Fund; organizational and start up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which a Fund is a party or otherwise may have an exposure, and the legal obligation which a Fund may have to indemnify the Trust's Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by each Fund except that the Distribution Agreement with MFD requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated between the series in a manner believed by management of the Trust to be fair and equitable.

     ADMINISTRATOR
     MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the Funds. Under a Master Administrative Services Agreement between the Funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Boards of Trustees of the Funds. Each Fund is allocated a portion of these administrative costs based on its size and relative average net assets. Until March 31, 2004, each Fund paid MFS an administrative fee up to the following annual percentage rates of the Fund's average daily net assets:

       First $2 billion                                 0.0175%
       Next $2.5 billion                                0.0130%
       Next $2.5 billion                                0.0005%
       In excess of $7 billion                          0.0000%

     Effective April 1, 2004, each Fund pays MFS an administrative fee up to the following annual percentage rates of the Fund's average daily net assets:

       First $2 billion                                 0.01120%
       Next $2.5 billion                                0.00832%
       Next $2.5 billion                                0.00032%
       In excess of $7 billion                          0.00000%

     Each Fund paid compensation to MFS for administrative services over the specified periods as follows:

                                                            NET AMOUNT
                                                         PAID TO MFS FOR
                                                          ADMINISTRATIVE
     FISCAL YEAR ENDED                                      SERVICES
     -------------------------------------------------------------------
     Emerging Equities Fund
     June 30, 2004                                         $ 13,871
     June 30, 2003                                           21,176
     June 30, 2002                                           62,293
     International Equity Fund
     June 30, 2004                                         $      0
     June 30, 2003                                           11,009
     June 30, 2002                                            6,666
     International Research Equity Fund
     June 30, 2004                                         $  7,508
     June 30, 2003                                            4,296
     June 30, 2002*                                             N/A
     Large Cap Growth Fund
     June 30, 2004                                         $ 16,116
     June 30, 2003                                           16,834
     June 30, 2002                                           18,707
     Large Cap Value Fund
     June 30, 2004                                         $      0
     June 30, 2003                                                0
     June 30, 2002                                                0
     Mid Cap Growth Fund
     June 30, 2004                                         $  2,830
     June 30, 2003                                            7,815
     June 30, 2002                                           20,761
     Research Fund
     June 30, 2004                                         $      0
     June 30, 2003                                                0
     June 30, 2002                                                0

     ----------
     *International Research Equity Fund commenced investment operations on July
      16, 2002.

     CUSTODIAN
     State Street Bank and Trust Company, with a place of business at 225 Franklin St., Boston, MA 02110, and/or JP Morgan Chase Bank, with a place of business at One Chase Manhattan Plaza, New York, NY 10081 (each a "Custodian") are the custodians of each Fund's assets. The Custodian's responsibilities include safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, serving as the Funds' foreign custody manager, providing reports on foreign securities depositories, and, with respect to State Street Bank and Trust Company, calculating the daily net asset value of each class of shares of each Fund. The Custodian does not determine the investment policies of each Fund or decide which securities each Fund will buy or sell. A Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. State Street Bank and Trust Company also acts as the dividend disbursing agent of each Fund.

     SHAREHOLDER SERVICING AGENT
     MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, is each Fund's shareholder servicing agent, pursuant to an Amended and Restated Shareholder Servicing Agreement (the "Agency Agreement"). The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of each class of shares of each Fund. For these services, MFSC receives a fee calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of up to 0.0075%. In addition, MFSC is reimbursed by each Fund for certain expenses incurred by MFSC on behalf of each Fund. The Custodian has contracted with MFSC to perform certain dividend disbursing agent functions for each Fund.

     Each Fund paid compensation to MFSC over the specified period as follows:

                                                           NET AMOUNT
                                                          PAID TO MFSC
                                                          FOR TRANSFER
                                                             AGENCY
     FISCAL YEAR ENDED                                      SERVICES
     ----------------------------------------------------------------
     Emerging Equities Fund
     June 30, 2004                                          $14,254
     June 30, 2003                                           19,095
     June 30, 2002                                           42,410
     International Equity Fund
     June 30, 2004                                          $     0
     June 30, 2003                                            6,987
     June 30, 2002                                            4,261
     International Research Equity Fund
     June 30, 2004                                          $ 6,328
     June 30, 2003                                            3,051
     June 30, 2002*                                             N/A
     Large Cap Growth Fund
     June 30, 2004                                          $16,010
     June 30, 2003                                           13,228
     June 30, 2002                                           11,934
     Large Cap Value Fund
     June 30, 2004                                          $     0
     June 30, 2003                                                0
     June 30, 2002                                                0

     Mid Cap Growth Fund
     June 30, 2004                                          $ 2,917
     June 30, 2003                                            6,810
     June 30, 2002                                           13,905
     Research Fund
     June 30, 2004                                          $     0
     June 30, 2003                                                0
     June 30, 2002                                                0

     ----------
     *International Research Equity Fund commenced investment operations on July
      16, 2002.

     DISTRIBUTOR

     MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of each Fund pursuant to an Amended and Restated Distribution Agreement (the "Distribution Agreement"). The Distribution Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund's shares (as defined in "Investment Restrictions" of this SAI) and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.

     CODE OF ETHICS
     The Funds and their Adviser and MFD, and the Sub-Adviser, have adopted codes of ethics as required under the 1940 Act. Subject to certain conditions and restrictions, these codes permit personnel subject to the codes to invest in securities for their own accounts, including securities that may be purchased, held or sold by a Fund. Securities transactions by some of these persons may be subject to prior approval of the Adviser's or Sub-Adviser's compliance departments. Securities transactions of certain personnel are subject to quarterly reporting and review requirements. The codes are on public file with, and are available from, the Securities and Exchange Commission ("SEC"). See the back cover of the Prospectus for information on obtaining a copy.


V    FINANCIAL ADVISER COMMISSIONS AND CONCESSIONS
     MFD may make payments to certain financial entities (including, but not limited to, broker-dealers and investment consultants) out of its own assets under the categories described below. These categories are not mutually exclusive, and a single financial entity may receive payments under all four categories.

     MARKETING SUPPORT PAYMENTS
     MFD may make payments to financial entities who introduce accounts that purchase shares of one or more of the Funds. Effective June 1, 2004, in the case of any one financial entity, on a per client basis, marketing support payments will not exceed 10% of MFS first year revenues attributable to each client of such entity.

     PROGRAM SERVICING PAYMENTS
     MFD also may make payments to certain financial entities that provide services to clients through programs such as retirement plans or qualified tuition programs. A financial entity may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement program services may include services rendered to a plan in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Qualified tuition program services may include services related to administration of the program (such as plan level compliance, audit, account reconciliation, etc.), or participant recordkeeping, reporting and processing. Effective June 1, 2004, payments will not exceed 0.35% of the total assets in the program, on an annual basis.

     PROCESSING SUPPORT PAYMENTS
     MFD also may make payments to certain financial entities involved with the sale of shares of the Funds to help offset their costs associated with client account maintenance support. The types of payments that MFD may make under this category include, among others, one time payments for ancillary services such as setting up funds on a financial entity's mutual fund trading system, or related consulting services.

     OTHER CASH PAYMENTS
     From time to time, MFD, at its expense, may provide additional compensation to financial entities involved with the sale of shares of the Funds. Such compensation provided by MFD may include financial assistance to financial entities that enable MFD to participate in and/or present at conferences or seminars, sales or training programs, client entertainment, client and investor events, and other sponsored events. MFS also may bear travel expenses, including lodging, incurred by financial entities in connection with client prospecting, retention and due diligence trips. MFD may purchase research or analytics from entities that are involved in evaluating or recommending MFS as an investment manager. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. MFD makes payments for events or entertainment it deems appropriate, subject to MFD guidelines and applicable law. These payments may vary depending upon the nature of the event.

       Please consult your financial entity or MFS for information about any payments the financial entity receives from MFD and any services provided.

VI   PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser or the Sub-Adviser. Any such person may serve other clients of the Adviser or the Sub-Adviser, or any subsidiary of the Adviser or Sub-Adviser in a similar capacity. Changes in a Fund's investments are reviewed by the Trust's Board of Trustees.

       In connection with the selection of broker dealers and the placing of Fund portfolio transactions, the Adviser, or as applicable the Sub-Adviser, seeks for the Fund the best overall price and execution available from responsible brokerage firms, taking account of all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker or dealer involved; and the quality of services rendered by the broker or dealer in other transactions.


       The Adviser and the Sub-Adviser have complete freedom as to the markets in and broker-dealers through which they seek to execute a Fund's portfolio transactions. In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser and Sub-Adviser normally seek to deal directly with the primary market makers or on major exchanges unless, in their opinion, better prices are available elsewhere. Securities may, as authorized by the Advisory Agreement and the Sub- Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser or the Sub-Adviser.

       Consistent with the Advisory Agreement and applicable rules and regulations, the Adviser may consider sales of shares of the Funds and of other funds or accounts of the Adviser as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.


       Under the Advisory Agreement and the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser and the Sub-Adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the Adviser or the Sub-Adviser, an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction, if the Adviser or the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker- dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Fund or to their other clients. Not all of such services are useful or of value in advising a Fund.

       The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

       Although commissions paid on every transaction will, in the judgment of the Adviser or Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of a Fund and the Adviser's or Sub-Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.


       Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser or Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of a Fund. The Trustees (together with the Trustees of certain other MFS Funds) have directed the Adviser to allocate a total of $132,813 of commission business from certain MFS Funds (including the Funds) to Lynch, Jones & Ryan, Inc., as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Funds and the Adviser).


       The Adviser's and Sub-Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser and Sub-Adviser sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions.

       The investment advisory fee of the Adviser and Sub-Adviser will not be reduced as a consequence of the Adviser's or Sub-Adviser's receipt of brokerage and research service. To the extent a Fund's portfolio transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid for such portfolio transactions, or for such portfolio transactions and research, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or Sub-Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or Sub-Adviser in carrying out its obligations to a Fund. While such services are not expected to reduce the expenses of the Adviser or Sub-Adviser, the Adviser or Sub-Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


       Certain Funds have entered into an arrangement with State Street Brokerage Services, Inc. ("SSB"), an affiliate of State Street Bank and Trust Company, one of the Funds' Custodians, under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Funds receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against other expenses of the Funds, including the Funds' custodian fees. In addition, the Funds' have an expense offset arrangement that reduces the Funds' custodian fees based upon the amount of cash maintained by the Funds with their custodian and dividend disbursing agent.

       In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of one or more of the other clients of the Adviser or Sub-Adviser or any subsidiary of the Adviser or Sub-Adviser. Investment decisions for a Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, a Fund believes that its ability to participate in volume transactions will produce better executions for that Fund.


       Brokerage commissions paid by each Fund for certain specified periods, and information concerning purchases by the Funds of securities issued by their regular broker-dealers for the Funds' most recent fiscal year, is set forth below.


     BROKERAGE COMMISSIONS
     ..........................................................................

     The following brokerage commissions were paid by certain Funds for the fiscal year ended June 30, 2004:

                                                                  BROKERAGE
                                                                COMMISSIONS
     FUND                                                       PAID BY FUND
     --------------------------------------------------------------------
         Emerging Equities Fund                                 $1,332,054
         International Equity Fund                                 960,175
         International Research Equity Fund                        333,831
         Large Cap Growth Fund                                     581,502
         Large Cap Value Fund                                      240,933
         Mid Cap Growth Fund                                       188,591
         Research Fund                                              70,597

     SECURITIES ISSUED BY REGULAR BROKER-DEALERS
     ..........................................................................

     During the fiscal year ended June 30, 2004, certain Funds purchased securities issued by the following regular broker- dealers of those Funds, which had the following value as of June 30, 2004:

                                                          VALUE OF SECURITIES
     FUND/BROKER-DEALER                                   AS OF JUNE 30, 2004
     --------------------------------------------------------------------------
     International Equity Fund/
       Credit Suisse Group                                        $ 9,340,415
       UBS AG                                                      11,016,482
     International Research Equity Fund/
       Credit Suisse Group                                        $   792,675
       General Electric Capital Corp.                               1,829,000
       UBS AG                                                       2,026,599
     Large Cap Growth Fund/
       Morgan Stanley                                             $ 2,768,000
       Goldman Sachs Group, Inc.                                    1,048,001
       Merrill Lynch & Co., Inc.                                    1,074,742
     Large Cap Value Fund/
       Citigroup, Inc.                                            $ 4,786,242
       Goldman Sachs Group, Inc.                                    2,627,064
       Merrill Lynch & Co., Inc.                                    1,638,833
     Mid Cap Growth Fund/
       General Electric Capital Corp.                             $    47,108
     Research Fund/
       Bank of America                                            $   204,357
       Citigroup, Inc.                                                283,046
       General Electric Capital Corp.                                 129,000
       Merrill Lynch & Co., Inc.                                       93,385

     TRANSACTIONS FOR RESEARCH SERVICES
     ..........................................................................
     During the fiscal year ended June 30, 2004, the dollar amount of transactions for research services and commissions paid on transactions for research services by the Funds were as follows:

         DOLLAR AMOUNT OF            COMMISSIONS PAID ON
         TRANSACTIONS FOR              TRANSACTIONS FOR
        RESEARCH SERVICES             RESEARCH SERVICES
     --------------------------------------------------------
               None                          None

VII  TAX CONSIDERATIONS
     The following discussion is a brief summary of some of the important federal (and, where noted, state and local) income tax consequences affecting each Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations.

     TAXATION OF THE FUNDS
     FEDERAL TAXES -- Each Fund is treated as a separate taxable entity for federal tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify each year as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

         (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

         (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

       If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

       If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

       If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by such Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     MASSACHUSETTS TAXES -- As long as it qualifies as a regulated investment company under the Code, a Fund will not be required to pay Massachusetts income or excise taxes.

     TAXATION OF SHAREHOLDERS
     TAX TREATMENT OF DISTRIBUTIONS -- For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

       For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by a fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain. Qualified dividend income does not include interest from fixed-income securities. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, a fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a fund's shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120- day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest. In order for a dividend paid by a foreign corporation to constitute "qualified dividend income," the foreign corporation must (1) be eligible for the benefits of a comprehensive income tax treaty with the United States (or the stock on which the dividend is paid must be readily tradable on an established securities market in the United States), and (2) not be treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Each Fund will notify its shareholders regarding the federal tax status of its distributions after the end of each calendar year.

       Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted.

       Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

       Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- through December 31, 2008.

       The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     RETURN OF CAPITAL DISTRIBUTIONS -- If a Fund makes a distribution to you in excess of its current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

       Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     CAPITAL LOSS CARRYOVER -- Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to a Fund are shown in the notes to the financial statements incorporated by reference into this Statement of Additional Information.


     DIVIDENDS-RECEIVED DEDUCTION -- If a Fund receives dividend income from U.S. corporations, a portion of its income dividends is normally eligible for the dividends-received deduction for a corporate shareholder that otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the federal alternative minimum tax or result in certain basis adjustments.


     DISPOSITION OF SHARES -- In general, any gain or loss a shareholder realizes on a disposition of Fund shares held as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized on a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized on a disposition of Fund shares may also be disallowed under rules relating to "wash sales."

     DISTRIBUTION/ACCOUNTING POLICIES -- A Fund's current distribution and accounting policies will affect the amount, timing, and character of distributions to its shareholders and may, under certain circumstances, make an economic return of capital taxable to them.


     FOREIGN INCOME TAXATION OF NON-U.S. PERSONS -- Distributions received from a Fund by persons who are not citizens or residents of the United States or U.S. entities may also be subject to tax under the laws of their own jurisdictions.

     STATE AND LOCAL INCOME TAXES: U.S. GOVERNMENT SECURITIES -- Dividends paid by a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized on the disposition of those obligations) may be exempt from state and local personal income taxes. Each Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest. Shareholders are urged to consult their tax advisors regarding the possible exclusion of that portion of their dividends for state and local income tax purposes.

     CERTAIN SPECIFIC INVESTMENTS -- Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income (as well as non-cash income described in the next two paragraphs) and avoid a tax on a Fund, it may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Any investment in residual interests of a collateralized mortgage obligation (CMO) that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially for a Fund that has state or local governments or other tax-exempt organizations as shareholders.

     OPTIONS, FUTURES CONTRACTS, AND FORWARD CONTRACTS -- Any Fund's transactions in options, Futures Contracts, Forward Contracts, short sales "against the box," and swaps and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions a Fund holds on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long- term and 40% short-term capital gain or loss. Certain positions a Fund holds that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles" and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund will limit its activities in options, Futures Contracts, Forward Contracts, short sales "against the box," and swaps and related transactions to the extent necessary to continue to meet the requirements of Subchapter M of the Code.

     If a Fund enters into a "constructive sale" of certain "appreciated financial positions," the Fund will generally recognize gain at that time, even though it has not actually sold the position. A constructive sale generally consists of a short sale against the box, an offsetting notional principal contract, or a Futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property.

     FOREIGN INVESTMENTS -- Special tax considerations apply with respect to foreign investments by a Fund. Foreign exchange gains and losses a Fund realizes may be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes and investment by a Fund in "passive foreign investment companies" may be limited to avoid a tax on the Fund. A Fund may elect to mark to market any stock in those companies on the last day of each year. This election may cause a Fund to recognize income prior to the receipt of cash payments with respect to that stock; in order to distribute this income and avoid a tax on the Fund, it may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     FOREIGN INCOME TAXES -- Investment income a Fund receives on, and gains it realizes with respect to, foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine any Fund's effective rate of foreign tax in advance, since the amount of each Fund's assets to be invested within various countries is not known.

       If a Fund holds more than 50% of its assets in stock and securities of foreign corporations at the close of its taxable year, it may elect to "pass through" to its shareholders foreign income taxes it paid. If a Fund so elects, its shareholders will be required to treat their pro rata portions of the foreign income taxes the Fund paid as part of the amounts it distributed to them and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for those amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to these limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If a Fund is not eligible, or does not elect, to "pass through" to its shareholders foreign income taxes it has paid, they will not be able to claim any deduction or credit for any part of the foreign taxes the Fund paid.


       Investment by a Fund in "passive foreign investment companies" could subject such Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

       A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     BACKUP WITHHOLDING -- Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish a Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to a Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

VIII NET INCOME AND DISTRIBUTIONS

     Each Fund intends to distribute annually to its shareholders dividends equal to all of its net investment income. A Fund's net investment income consists of non-capital gain income less expenses. In addition, each Fund intends to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of those distributions, including whether any portion thereof represents a return of capital, after the end of each calendar year.


IX   DETERMINATION OF NET ASSET VALUE
     The net asset value per share of each Fund is determined each day during which the New York Stock Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year's Day; Martin Luther King Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to each Fund from the value of the assets attributable to each Fund and dividing the difference by the number of shares of each Fund outstanding.


       Equity securities in the Fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as may be the case for securities traded over the counter, securities are valued on the basis of valuations furnished by a pricing service or on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the Fund's portfolio are valued at an evaluated bid price on the basis of valuations furnished by a pricing service or on the basis of quotes from brokers and dealers.


       All other securities, futures contracts and options in the Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices on the basis of valuations furnished by a pricing source or on the basis of quotes from brokers and dealers. Prices obtained from pricing services may utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing services has been approved by the Board of Trustees.

       Short-term obligations in the Fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

       The Funds value their portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, the Funds use the most recent closing market prices where available from the markets on which they principally trade, unless the most recent closing market prices, in the Funds' judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the Funds' valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the Funds determine net asset value, and therefore the Funds may adjust closing market prices of foreign securities to reflect what they believe to be the fair value of the securities as of the Funds' valuation time.

       All investments and assets are expressed in U.S. dollars based upon current currency exchange rates.

X    DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes (although the Funds currently do not offer separate classes of shares). The Trust has reserved the right to create and issue additional series and classes of shares and to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

       Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class. Although Trustees are not elected annually by the shareholders, the Declaration of Trust provides that a Trustee may be removed from office at a meeting of shareholders by a vote of shares representing two-thirds of the voting power of the outstanding shares of the Trust.

       Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

       The Trust, or any series or class of the Trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class. The Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. If not so terminated, the Trust will continue indefinitely.

       The Trustees may cause a shareholder's shares to be redeemed in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary, and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of a market timer). The exercise of the power granted to the Trustees under the Declaration of Trust to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

       Under the Declaration of Trust, a Fund may, in the future, convert to a master/feeder structure or a fund of funds structure without shareholder approval. In a master/feeder structure, a fund invests all of its investable assets in another investment company with similar investment objectives and policies. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and its shareholders and the Trustees, officers, employees and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

       The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

       The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

       The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.


XI INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS Deloitte & Touche LLP is each Fund's independent registered public accounting firm, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

       The Portfolio of Investments and the Statement of Assets and Liabilities at June 30, 2004, the Statement of Operations for the year ended June 30, 2004, the Statement of Changes in Net Assets for each of the two years in the period ended June 30, 2004, the Notes to Financial Statements and the Report of the Independent Registered Public Accounting Firm, each of which is included in the Annual Report to Shareholders of each Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

----------
APPENDIX A
----------

                                       TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

-------------------------------------------------------------------------------------------------------------------------
                              POSITION(s) HELD     TRUSTEE/OFFICER                 PRINCIPAL OCCUPATIONS & OTHER
NAME, DATE OF BIRTH              WITH FUND              SINCE(1)             DIRECTORSHIPS(2) DURING  THE PAST FIVE YEARS

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------

Robert J. Manning(3)      Trustee and President   February 2004        Massachusetts Financial Services Company,
(born 10/20/63)                                                        Chief Executive Officer, President, Chief
                                                                       Investment Officer and Director
-------------------------------------------------------------------------------------------------------------------------

Robert C. Pozen(3)        Trustee                 February 2004        Massachusetts Financial Services Company,
(born 08/08/46)                                                        Chairman (since February 2004); Harvard Law
                                                                       School (education), John Olin Visiting
                                                                       Professor (since July 2002); Secretary of
                                                                       Economic Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to December
                                                                       2002); Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001); Fidelity
                                                                       Management & Research Company (investment
                                                                       adviser), President (March 1997 to July
                                                                       2001); The Bank of New York (financial
                                                                       services), Director; Bell Canada Enterprises
                                                                       (telecommunica- tions), Director; Telesat
                                                                       (satellite communications), Director
-------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------

J. Atwood Ives            Trustee and Chair of    February 1992        Private investor; KeySpan Corporation (energy
(born 05/01/36)           Trustees                                     related services), Director; Eastern
                                                                       Enterprises (diversified services company),
                                                                       Chairman, Trustee and Chief Executive Officer
                                                                       (until November 2000)
-------------------------------------------------------------------------------------------------------------------------

Lawrence H. Cohn, M.D.    Trustee                 August 1993          Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                        Cardiac Surgery; Harvard Medical School,
                                                                       Professor of Surgery
-------------------------------------------------------------------------------------------------------------------------

David H. Gunning          Trustee                 January 2004         Cleveland-Cliffs Inc. (mining products and
(born 05/30/42)                                                        service provider), Vice Chairman/ Director
                                                                       (since April 2001); Encinitos Ventures
                                                                       (private investment company), Principal (1997
                                                                       to April 2001); Lincoln Electric Holdings,
                                                                       Inc. (welding equipment manufacturer),
                                                                       Director; Southwest Gas Corporation (natural
                                                                       gas distribution company), Director
-------------------------------------------------------------------------------------------------------------------------

William R. Gutow          Trustee                 December 1993        Private investor and real estate consultant;
(born 09/27/41)                                                        Capitol Entertainment Management Company
                                                                       (video franchise), Vice Chairman
-------------------------------------------------------------------------------------------------------------------------

Amy B. Lane               Trustee                 January 2004         Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                        Director, Investment Banking Group (1997 to
                                                                       February 2001); Borders Group, Inc. (book and
                                                                       music retailer), Director; Federal Realty
                                                                       Investment Trust (real estate investment
                                                                       trust), Trustee
-------------------------------------------------------------------------------------------------------------------------

Lawrence T. Perera        Trustee                 July 1981            Hemenway & Barnes (attorneys), Partner
(born 06/23/35)
-------------------------------------------------------------------------------------------------------------------------

William J. Poorvu         Trustee                 August 1982          Private investor; Harvard University Graduate
(born 04/10/35)                                                        School of Business Administration, Class of
                                                                       1961 Adjunct Professor in Entrepreneurship
                                                                       Emeritus; CBL & Associates Properties, Inc.
                                                                       (real estate investment trust), Director
-------------------------------------------------------------------------------------------------------------------------

J. Dale Sherratt          Trustee                 August 1993          Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                        specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner (since
                                                                       1993); Cambridge Nutraceuticals (professional
                                                                       nutritional products), Chief Executive
                                                                       Officer (until May 2001)
-------------------------------------------------------------------------------------------------------------------------

Elaine R. Smith           Trustee                 February 1992        Independent health care industry consultant
(born 04/25/46)
-------------------------------------------------------------------------------------------------------------------------

Ward Smith                Trustee                 October 1992         Private investor
(born 09/13/30)
-------------------------------------------------------------------------------------------------------------------------

OFFICERS
-------------------------------------------------------------------------------------------------------------------------

Robert J. Manning(3)      President and Trustee   February 2004        Massachusetts Financial Services Company,
(born 10/20/63)                                                        Chief Executive Officer, President, Chief
                                                                       Investment Officer and Director
-------------------------------------------------------------------------------------------------------------------------

James R. Bordewick, Jr.(3)Assistant Secretary and September 1990       Massachusetts Financial Services Company,
(born 03/06/59)           Assistant Clerk                              Senior Vice President and Associate General
                                                                       Counsel
-------------------------------------------------------------------------------------------------------------------------

Stephanie A. DeSisto(3)   Assistant Treasurer     May 2003             Massachusetts Financial Services Company,
(born 10/01/53)                                                        Vice President (since April 2003); Brown
                                                                       Brothers Harriman & Co., Senior Vice
                                                                       President (November 2002 to April 2003); ING
                                                                       Groep N.V./Aeltus Investment Management,
                                                                       Senior Vice President (prior to November
                                                                       2002)
-------------------------------------------------------------------------------------------------------------------------

Robert R. Flaherty(3)     Assistant Treasurer     August 2000          Massachusetts Financial Services Company,
(born 09/18/63)                                                        Vice President (since August 2000); UAM Fund
                                                                       Services, Senior Vice President (prior to
                                                                       August 2000)
-------------------------------------------------------------------------------------------------------------------------

Richard M. Hisey(3)       Treasurer               August 2002          Massachusetts Financial Services Company,
(born 08/29/58)                                                        Senior Vice President (since July 2002); The
                                                                       Bank of New York, Senior Vice President
                                                                       (September 2000 to July 2002); Lexington
                                                                       Global Asset Managers, Inc., Executive Vice
                                                                       President and Chief Financial Officer (prior
                                                                       to September 2000); Lexington Funds, Chief
                                                                       Financial Officer (prior to September 2000)
-------------------------------------------------------------------------------------------------------------------------

Ellen Moynihan(3)         Assistant Treasurer     April 1997           Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                        President
-------------------------------------------------------------------------------------------------------------------------

Frank L. Tarantino        Independent Chief       June 2004            Tarantino LLC (provider of compliance
(born 03/07/44)           Compliance Officer                           services), Principal (since June 2004); CRA
                                                                       Business Strategies Group (consulting
                                                                       services), Executive Vice President (April
                                                                       2003 to June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing Director,
                                                                       Chief Administrative Officer and Director
                                                                       (February 1997 to March 2003)
-------------------------------------------------------------------------------------------------------------------------

James O. Yost(3)          Assistant Treasurer     September 1990       Massachusetts Financial Services Company,
(born 06/12/60)                                                        Senior Vice President
-------------------------------------------------------------------------------------------------------------------------

----------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

----------
APPENDIX B
----------

    TRUSTEE COMPENSATION AND COMMITTEES
    Each Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive from each Fund an annual fee plus a fee for each meeting attended, together with such Trustee's out-of-pocket expenses. Further information on the committees of the Funds' Board of Trustees is set out below.

    TRUSTEE COMPENSATION TABLES
    ..........................................................................

                             TRUSTEE                      TRUSTEE       TRUSTEE
                            FEES FROM    TRUSTEE         FEES FROM     FEES FROM
                            EMERGING    FEES FROM      INTERNATIONAL   LARGE CAP
                            EQUITIES   INTERNATIONAL     RESEARCH        GROWTH
    TRUSTEE                  FUND(1)   EQUITY FUND(1)  EQUITY FUND(1)   FUND(1)
    ----------------------------------------------------------------------------

    INTERESTED TRUSTEES
    John W. Ballen(3)          N/A         N/A              N/A           N/A
    Robert J. Manning(4)       N/A         N/A              N/A           N/A
    Kevin R. Parke(3)          N/A         N/A              N/A           N/A
    Robert C. Pozen(4)         N/A         N/A              N/A           N/A
    Jeffrey L. Shames(5)       N/A         N/A              N/A           N/A

    NON-INTERESTED TRUSTEES
    Lawrence H. Cohn, M.D.   $  973        $770            $251          $908
    David H. Gunning(6)      $  284        $569            $165          $563
    William R. Gutow         $  973        $770            $251          $908
    J. Atwood Ives           $1,030        $857            $272          $969
    Amy B. Lane(6)           $  286        $573            $166          $566
    Abby M. O'Neill(7)       $  667        $195            $ 83          $333
    Lawrence T. Perera       $  994        $782            $256          $924
    William J. Poorvu        $  996        $786            $256          $927
    J. Dale Sherratt         $1,001        $828            $264          $943
    Elaine R. Smith          $  981        $786            $255          $917
    Ward Smith               $1,002        $862            $271          $962

    ----------------
    (1) For the fiscal year ended June 30, 2004.
    (2) Information is provided for calendar year 2003. Each Trustee receiving compensation served as Trustee of 109 Funds within the MFS Fund complex (having aggregate net assets at December 31, 2003 of approximately $89.6 billion).
    (3) Messrs. Ballen and Parke resigned as Trustees of the Fund on February 6, 2004.
    (4) Messrs. Manning and Pozen became Trustees of the Fund on February 24, 2004.
    (5) Mr. Shames resigned as a Trustee of the Fund on February 13, 2004.
        (6)Mr. Gunning and Ms. Lane became Trustees of the Fund effective January 27, 2004.
    (7) Ms. O'Neill retired as Trustee of the Fund on December 31, 2003.

    TRUSTEE COMPENSATION TABLES
    ..........................................................................

                               TRUSTEE     TRUSTEE
                              FEES FROM   FEES FROM    TRUSTEE    TOTAL TRUSTEE
                              LARGE CAP    MID CAP    FEES FROM     FEES FROM
                                VALUE      GROWTH     RESEARCH      FUND AND
    TRUSTEE                    FUND(1)     FUND(1)     FUND(1)   FUND COMPLEX(2)
    ----------------------------------------------------------------------------

    INTERESTED TRUSTEES
    John W. Ballen(3)            N/A         N/A         N/A           N/A
    Robert J. Manning(4)         N/A         N/A         N/A           N/A
    Kevin R. Parke(3)            N/A         N/A         N/A           N/A
    Robert C. Pozen(4)           N/A         N/A         N/A           N/A
    Jeffrey L. Shames(5)         N/A         N/A         N/A           N/A

    NON-INTERESTED TRUSTEES
    Lawrence H. Cohn, M.D.      $484        $271        $156        $196,868
    David H. Gunning(6)         $283        $ 70        $ 70           N/A
    William R. Gutow            $484        $271        $156        $196,868
    J. Atwood Ives              $522        $282        $161        $207,969
    Amy B. Lane(6)              $285        $ 70        $ 70           N/A
    Abby M. O'Neill(7)          $195        $195        $ 84        $189,682
    Lawrence T. Perera          $492        $278        $158        $206,858
    William J. Poorvu           $494        $278        $158        $207,969
    J. Dale Sherratt            $507        $275        $159        $196,868
    Elaine R. Smith             $490        $272        $157        $196,868
    Ward Smith                  $517        $273        $157        $206,324

    ----------------
    (1) For the fiscal year ended June 30, 2004.
    (2) Information is provided for calendar year 2003. Each Trustee receiving compensation served as Trustee of 109 Funds within the MFS Fund complex (having aggregate net assets at December 31, 2003 of approximately $89.6 billion).
    (3) Messrs. Ballen and Parke resigned as Trustees of the Fund on February 6, 2004.
    (4) Messrs. Manning and Pozen became Trustees of the Fund on February 24, 2004.
    (5) Mr. Shames resigned as a Trustee of the Fund on February 13, 2004.
        (6)Mr. Gunning and Ms. Lane became Trustees of the Fund effective January 27, 2004.
    (7) Ms. O'Neill retired as Trustee of the Fund on December 31, 2003.

COMMITTEES
...........................................................................................................................
                       NUMBER OF
                      MEETINGS IN
                         LAST
NAME OF COMMITTEE     FISCAL YEAR                 FUNCTIONS                                       MEMBERS(1)
--------------------------------------------------------------------------------------------------------------------------
AUDIT COMMITTEE          6      Provides oversight with respect to the accounting and       Ives*, Lane,* Poorvu* and
                                auditing procedures of the Fund and, among other things,    Sherratt*
                                considers the selection of the independent accountants
                                for the Fund and the scope of the audit, and considers
                                the effect on the independence of those accountants of
                                any non-audit services such accountants provide to the
                                Fund and any audit or non-audit services such
                                accountants provide to other MFS Funds, MFS and/or
                                certain affiliates. The Committee is also responsible
                                for the periodic review and approval of the Fund's
                                custodial, transfer agency and administrative service
                                fee arrangements, as well as for establishing procedures
                                for the receipt, retention and treatment of complaints
                                received by the Fund regarding accounting, internal
                                accounting controls, or auditing matters and the
                                confidential, anonymous submission of concerns regarding
                                questionable Fund accounting matters by officers of the
                                Fund and employees of the Fund's investment adviser,
                                administrator, principal underwriter or any other
                                provider of accounting-related services to the Fund.

COMPLIANCE AND           3      Responsible for oversight of the development and            Cohn*, Gunning*, Gutow*,
GOVERNANCE COMMITTEE            implementation of the Fund's regulatory and fiduciary       Ives* (ex-officio member),
                                compliance policies, procedures and practices under the     Lane* and Sherratt*
                                1940 Act and other applicable laws as well as oversight
                                of compliance policies of the Fund's investment adviser
                                and certain other service providers as they relate to
                                Fund activities. The Fund's chief compliance officer
                                reports directly to the Committee and assists the
                                Committee in carrying out its responsibilities. In
                                addition, the Committee advises and makes
                                recommendations to the Board on matters concerning
                                Trustee practices and recommendations concerning the
                                functions and duties of the committees of the Board.

CONTRACTS REVIEW         3      Requests, reviews and considers the information deemed      All non-interested Trustees
COMMITTEE                       reasonably necessary to evaluate the terms of the           of the Board (Cohn,Gunning,
                                investment advisory and principal underwriting              Gutow, Ives, Lane, Perera,
                                agreements and the Plan of Distribution under rule 12b-1    Poorvu, Sherratt and E. Smith)
                                that the Fund proposes to renew or continue, and to make
                                its recommendations to the full Board of Trustees on
                                these matters.

NOMINATION AND           5      Recommends qualified candidates to the Board in the         All non-interested Trustees
COMPENSATION                    event that a position is vacated or created. The            of the Board (Cohn,Gunning,
COMMITTEE                       Committee is also responsible for making recommendations    Gutow, Ives, Lane, Perera,
                                to the Board regarding any necessary standards or           Poorvu, Sherratt and E. Smith)
                                qualifications for service on the Board. The Committee
                                also reviews and makes recommendations to the Board
                                regarding compensation for the non-interested Trustees.

PORTFOLIO TRADING AND    6      Oversees the policies, procedures, and practices of the     Cohn*, Gunning*, Gutow*,
MARKETING REVIEW                Funds with respect to brokerage transactions involving      Ives* (ex-officio member),
COMMITTEE                       portfolio securities as those policies, procedures, and     Perera* and E. Smith*
                                practices are carried out by MFS and its affiliates. The
                                Committee also oversees the administration of the Funds'
                                proxy voting policies and procedures by MFS. In
                                addition, the Committee receives reports from MFS
                                regarding the policies, procedures, and practices of MFS
                                and its affiliates in connection with their marketing
                                and distribution of shares of the Funds.

PRICING COMMITTEE        2      Oversees the determination of the value of the portfolio    Ives* (ex-officio member),
                                securities and other assets held by the Fund and            Manning, Perera*, Poorvu*
                                determines or causes to be determined the fair value of     and E. Smith*
                                securities and assets for which market quotations are
                                not "readily available" in accordance with the 1940 Act.
                                The Committee delegates primary responsibility for
                                carrying out these functions to MFS and MFS' internal
                                valuation committee pursuant to pricing policies and
                                procedures approved by the Committee and adopted by the
                                full Board, which include methodologies to be followed
                                by MFS to determine the fair values of portfolio
                                securities and other assets held by the Fund for which
                                market quotations are not readily available. The
                                Committee meets periodically with the members of MFS'
                                internal valuation committee to review and assess the
                                quality of fair valuation and other pricing
                                determinations made pursuant to the Fund's pricing
                                policies and procedures, and to review and assess the
                                policies and procedures themselves. The Committee also
                                exercises the responsibilities of the Board under the
                                Amortized Cost Valuation Procedures approved by the
                                Board on behalf of each Fund which holds itself out as a
                                "money market fund" in accordance with Rule 2a-7 under
                                the 1940 Act.

----------------------------------------------------------------------------------------------------------------------------
(1) The Trustees' Identification and Background are set forth in Appendix A.
  * Non-interested or independent Trustees.

----------
APPENDIX C
----------

    SHARE OWNERSHIP


    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of September 30, 2004, the Trustees and officers of the Trust as a group owned less than 1% of each Fund's shares.

      The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and, on an aggregate basis, in all MFS Funds overseen by the Trustee, as of December 31, 2003. The following dollar ranges apply:


        N. None
        A. $1 - $10,000
        B. $10,001 - $50,000
        C. $50,001 - $100,000
        D. Over $100,000


                                                     DOLLAR RANGE      DOLLAR RANGE      DOLLAR RANGE       AGGREGATE DOLLAR
                                   DOLLAR RANGE       OF EQUITY         OF EQUITY         OF EQUITY          RANGEOF EQUITY
                                    OF EQUITY       SECURITIES IN     SECURITIES IN     SECURITIES IN       SECURITIES IN ALL
                                  SECURITIES IN       LARGE CAP          MID CAP           EMERGING             MFS FUNDS
                                     RESEARCH           GROWTH            GROWTH           EQUITIES             OVERSEEN
    TRUSTEE                            FUND              FUND              FUND              FUND              BY TRUSTEE
    ---------------------------------------------------------------------------------------------------------------------------
    INTERESTED TRUSTEES
    Robert Manning(1)                   N                 N                 N                 N                     D
    Robert C. Pozen(1)                  N                 N                 N                 N                     N(2)

    NON-INTERESTED TRUSTEES
    Lawrence H. Cohn, M.D.              N                 N                 N                 N                     D
    David H. Gunning(3)                 N                 N                 N                 N                     C(2)
    William R. Gutow                    N                 N                 N                 N                     D
    J. Atwood Ives                      N                 N                 N                 N                     D
    Amy B. Lane(3)                      N                 N                 N                 N                     N(2)
    Lawrence T. Perera                  N                 N                 N                 N                     D
    William J. Poorvu                   N                 N                 N                 N                     D
    J. Dale Sherratt                    N                 N                 N                 N                     D
    Elaine R. Smith                     N                 N                 N                 N                     D
    Ward Smith                          N                 N                 N                 N                     D
    ----------------
    (1)Messrs. Manning and Pozen became Trustees of the Fund on February 24, 2004.
    (2)As of March 31, 2004.
    (3)Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004.

                                  DOLLAR RANGE      DOLLAR RANGE      DOLLAR RANGE       AGGREGATE DOLLAR
                                   OF EQUITY         OF EQUITY         OF EQUITY          RANGE OF EQUITY
                                 SECURITIES IN     SECURITIES IN     SECURITIES IN       SECURITIES IN ALL
                                 INTERNATIONAL       LARGE CAP       INTERNATIONAL           MFS FUNDS
                                     EQUITY            VALUE            RESEARCH             OVERSEEN
    TRUSTEE                           FUND              FUND          EQUITY FUND           BY TRUSTEE
    --------------------------------------------------------------------------------------------------------

    INTERESTED TRUSTEES

    Robert Manning(1)                  N                 N                 N                     D
    Robert C. Pozen(1)                 N                 N                 N                     N(2)

    NON-INTERESTED TRUSTEES
    Lawrence H. Cohn, M.D.             N                 N                 N                     D
    David H. Gunning(3)                N                 N                 N                     C(2)
    William R. Gutow                   N                 N                 N                     D
    J. Atwood Ives                     N                 N                 N                     D
    Amy B. Lane(3)                     N                 N                 N                     N(2)
    Lawrence T. Perera                 N                 N                 N                     D
    William J. Poorvu                  N                 N                 N                     D
    J. Dale Sherratt                   N                 N                 N                     D
    Elaine R. Smith                    N                 N                 N                     D
    Ward Smith                         N                 N                 N                     D
    ----------------
    (1) Messrs. Manning and Pozen became Trustees of the Fund on February 24, 2004.
    (2)As of March 31, 2004.
    (3) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004.

    25% OR GREATER OWNERSHIP
    As of September 30, 2004, the following table identifies those investors who own 25% or more of a Fund's shares (all share classes taken together), and are therefore presumed to control the Fund (record owners unless otherwise indicated).

                                                             APPROXIMATE % OF
                    NAME AND ADDRESS                           OUTSTANDING
    FUND            OF SHAREHOLDER                             SHARES OWNED
    ---------------------------------------------------------------------------
    Core            College of Saint Benedict,                      %
    Equity          37 S. College Ave.,
    Fund            St. Joseph, MN 56374-2099

    International   Salomon Smith Barney Inc.                       %
    Research        00116823568
    Equity          333 West 34th St. - 3rd floor
    Fund            New York, NY 10001-2483

                    Salomon Smith Barney Inc.                       %
                    00116823582
                    333 West 34th St. - 3rd floor
                    New York, NY 10001-2483

    Mid Cap         Northern Trust Co. as Cust                      %
    Growth          FBO DePaul University Endowment
    Fund            Account Number 26 12291
                    P.O. Box 92956
                    801 South Canal
                    Chicago, IL 60675-0001

    REIT Fund       MFS Fund Distributors, Inc.                     %
                    c/o Mass Financial Services Co.
                    Attn: Thomas B. Hastings
                    500 Boylston Street
                    9th Floor
                    Boston, MA 02116-3740

                    Sun Life Assurance Co. of America               %
                    FBO Sun Capital Advisers, Inc.
                    Attn: Securities Accounting SC1395
                    1 Sun Life Park
                    Wellesley Hills, MA 02481-5699

    Research        Hofstra University                              %
    Fund            128 Hofstra University
                    Hempstead, NY 11549-1280

                    Boston & Company                                %
                    A/C KSPF5020002
                    FBO Eastman Kodak
                    Employees Savings & Retirement Plan
                    Mutual Fund Operations
                    P.O. Box 3198
                    Pittsburgh, PA 15230-3198

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    As of September 30, 2004, the following table identifies those investors who own 5% or more of any class of a Fund's shares (record owners unless otherwise indicated):

                                                             APPROXIMATE % OF
                    NAME AND ADDRESS                           OUTSTANDING
    FUND            OF SHAREHOLDER                             SHARES OWNED
    ---------------------------------------------------------------------------
    Emerging        Fidelity Investments Institutional              %
    Equities        Operations Co., Inc., (FIIOC) as Agent
    Fund            For Fortune Brands Plans
                    100 Magellan Way KWIC
                    Covington, KY 41015-1999

                    SSB&T Co., As TTEE                              %
                    FBO Brown and Williamson PSP
                    105 Rosemont Ave.,
                    Westwood, MA 02090-2318
                    American Express Trust Co.                      %
                    TTEE Dakota Clinic Retirement Plans
                    733 Marquette Ave.
                    Minneapolis, MN 55402-2309

                    Federal-Mogul Corporation                       %
                    26555 Northwestern Hwy.
                    Southfield, MI 48034-2146

                    Burdna Foundation, Inc.                         %
                    Frederick F. Moon III, Chairman
                    John Lynagh, Secretary
                    Marc Devenoge, CFO
                    330 Madison Avenue, 30th Fl.
                    New York, NY 10017-5015

                    Shands Teaching Hospital                        %
                    and Clinics, Inc. Pension Plan
                    Attn: Steve Fette
                    1600 SW Archer Road
                    P.O. Box 100336
                    Gainsville, FL 32610-0256

    Internatioal    Foster Wheeler Corporation,                     %
    Equity          Salaried Employees Pension Plan,
    Fund            Perryville Corporate Park,
                    Clinton, NJ 08809-4000

                    Hampshire County                                %
                    Retirement System
                    Patrick E. Brock, Chairman
                    99 Industrial Dr.
                    Northampton, MA 01060-2326

                    Southcoast Health Systems                       %
                    101 Page St.
                    Attn: Larry Domonici
                    New Bedford, MA 02740-3459

                    Frost National Bank Cust                        %
                    Texas A & M University Foundation
                    P.O. Box 2479
                    San Antonio, TX 78298-2479

    International   Salomon Smith Barney Inc.                       %
    Research        00116823569
    Equity          333 West 34th St. - 3rd floor
    Fund            New York, NY 10001-2483

                    Salomon Smith Barney Inc.                       %
                    00116823570
                    333 West 34th St. - 3rd floor
                    New York, NY 10001-2483

    Large Cap       The Moses H. Cone Memorial Hospital             %
    Fund            1200 N. Elm St.
                    Greensboro, NC 27401-1020

                    City of Montgomery Alabama                      %
                    Employees' Retirement System
                    PO Box 1111
                    Montgomery, Al 36101-1111

                    First Union FBO                                 %
                    Retirement Plan of Circuit
                    City Stores Inc.
                    Wachovia Retirement Ser
                    Attn: Nancy Wheeler
                    1021 East Cary St. VA9622
                    Richmond, VA 23219-3301

                    Wendel & Co. A/C #507781                        %
                    The Bank of New York
                    Mutual Fund / Reorg Dept
                    P.O. Box 1066
                    Wall Street Station
                    New York, NY 10268

                    Post & Co. #119248                              %
                    c/o Bank of New York
                    P.O. Box 1066
                    New York, NY 10268-1066

    Large Cap       Wells Fargo Bank Minnesota                      %
    Value Fund      FBO North Memorial A/C 12768903
                    PO Box 1533
                    Minneapolis, MN 55480-1533

                    City of Leominster                              %
                    Contributory Retirement System
                    25 West St.
                    Leominster, MA 01453-5699

                    National Audubon Society                        %
                    700 Broadway
                    New York, NY 10003-9536

                    Wells Fargo Bank Minnesota NA FBO               %
                    NMHS 25060701
                    P.O. Box 1533
                    Minneapolis, MN 55480-1533

    Mid Cap         The Master TR Bank of Japan Ltd.                %
    Growth          TTEE for Trust FD #400035334 (KDDI)
    Fund            Global Operations Asset Service Division
                    11-3 Hamamatsucho 2 Chome Minato-Ku
                    Tokyo, Japan 105-8579

                    National University                             %
                    11255 N. Torrey Pines Rd.
                    La Jolla, CA 92037-1011

                    Wachovia Bank, Trustee, Law                     %
                    Companies Group Inc. Pension Plan
                    Acct. 1040008329
                    1525 West Wt Harris Blvd.
                    NC-1151
                    Charlotte, NC 28262-8522

                    The Riverside Church in the                     %
                    City of New York
                    490 Riverside Dr.
                    New York, NY 10027-5788

                    Salem Contributory Retirement System            %
                    20 Central St. Ste 110
                    Salem, MA 01970-3752

    Research        The Hebrew Immigrant Aid Society                %
    Fund            Other Endowment
                    200 Newport Avenue Ext.
                    Quincy, MA 02171-2102

----------
APPENDIX D
----------

    INVESTMENT TECHNIQUES, PRACTICES
    AND RISKS
    Set forth below is a description of investment techniques and practices which the Funds may generally use in pursuing their investment objectives and investment policies, and the risks associated with these investment techniques and practices.

    INVESTMENT TECHNIQUES AND PRACTICES
    DEBT SECURITIES
    To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund's shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

    ASSET-BACKED SECURITIES: A Fund may purchase the following types of asset-backed securities:

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH
    SECURITIES: A Fund may invest a portion of its assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

      Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting of interest payments or principal payments.

      A Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

      CORPORATE ASSET-BACKED SECURITIES: A Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. These securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

      Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

      MORTGAGE PASS-THROUGH SECURITIES: A Fund may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a Fund may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage pass-through securities held by a Fund may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long- term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association "FNMA") or the Federal Home Loan Mortgage Corporation, ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

      Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") insured or Veterans Administration ("VA") guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

      FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may also buy mortgage-related securities without insurance or guarantees.

      STRIPPED MORTGAGE-BACKED SECURITIES: A Fund may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "I0" class) while the other class will receive all of the principal (the principal-only or "P0" class). The yield to maturity on an I0 is extremely sensitive to the rate of principal payments, including prepayments on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

      CORPORATE SECURITIES: The Fund may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investment in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer's equity securities. The Fund may also invest in debt securities that are accompanied by warrants which are convertible into the issuer's equity securities, which have similar characteristics. See "Equity Securities" below for a fuller description of convertible securities.

      A Fund may invest in debt and convertible securities rated at least Baa by Moody's or BBB by S&P or Fitch IBCA, Duff & Phelps and comparable unrated securities. See Appendix D for a description of bond ratings. Securities rated Baa by Moody's or BB by S&P or Fitch IBCA, Duff & Phelps and comparable unrated securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.


      A Fund may also invest in lower rated bonds, as described under "Lower Rated Bonds" below.


      LOANS AND OTHER DIRECT INDEBTEDNESS: A Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

      These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

      Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

      A Fund's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which a Fund will purchase, the Adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of a Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

      LOWER RATED BONDS: A Fund may invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch IBCA, Duff & Phelps and comparable unrated securities (commonly known as "junk bonds"). See Appendix B for a description of bond ratings. No minimum rating standard is required by a Fund, and the Fund may rely on the rating of any recognized rating agency in the case of securities that receive different ratings from different agencies. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.

      While the Adviser may refer to ratings issued by established credit rating agencies, it is not a Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Where a Fund focuses on lower rated securities, it will not be required to dispose of a lower rated security that subsequently receives a higher rating from a credit rating agency. To the extent a Fund invests in these lower rated securities, the achievement of its investment objectives may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds.

      MUNICIPAL BONDS: A Fund may invest in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Fund may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

      If a revenue bond is secured by payments generated from a project, and the revenue bond is also secured by a lien on the real estate comprising the project, foreclosure by the indenture trustee on the lien for the benefit of the bondholders creates additional risks associated with owning real estate, including environmental risks.

      Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

      Electric utilities face problems in financing large construction programs in inflationary periods, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

      Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

      A Fund may invest in municipal lease securities. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of municipal lease securities, both within a particular classification and between classifications, depending on numerous factors.

      A Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

      U.S. GOVERNMENT SECURITIES: A Fund may invest in U.S. Government Securities including (i) U.S. Treasury obligations, all of which are backed by the full faith and credit of the U.S. Government and (ii) U.S. Government Securities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the GNMA; some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association; and some of which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, e.g., obligations of the FNMA.

      U.S. Government Securities also include interests in trust or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

      VARIABLE AND FLOATING RATE OBLIGATIONS: A Fund may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of a Fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of
    (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by a Fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

      ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: A Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

    EQUITY SECURITIES
    A Fund may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

      A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises and to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

    FOREIGN SECURITIES EXPOSURE
    A Fund may invest in various types of foreign securities, or securities which provide a Fund with exposure to foreign securities or foreign currencies, as discussed below:

    BRADY BONDS: A Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

    DEPOSITARY RECEIPTS: A Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts. ADRs are certificates issued by a U.S. depositary (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, ADRs are in registered form and are designed for use in U.S. securities markets and GDRs are in bearer form and are designed for use in foreign securities markets. For the purposes of a Fund's policy, if any, to invest a certain percentage of its assets in foreign securities, the investments of the Fund in ADRs, GDRs and other types of depositary receipts are deemed to be investments in the underlying securities.

      ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depositary of an ADR agent bank in foreign country. Simultaneously, the ADR agents create a certificate which settles at a Fund's custodian in five days. A Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

    DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES: A Fund may invest in dollar-denominated foreign debt securities. Investing in dollar-denominated foreign debt represents a greater degree of risk than investing in domestic securities, due to less publicly available information, less securities regulation, war or expropriation. Special considerations may include higher brokerage costs and thinner trading markets. Investments in foreign countries could be affected by other factors including extended settlement periods.

    EMERGING MARKETS: A Fund may invest in securities of government, government-related, supranational and corporate issuers located in emerging markets. Emerging markets include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities, the source of its revenues and location of its assets. Such investments entail significant risks as described below.

    o Government Actions -- Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a Fund's assets should these conditions recur.

    o Default; Legal Recourse -- A Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

    o Foreign Currencies -- The securities in which a Fund invests may be denominated in foreign currencies and international currency units and a Fund may invest a portion of its assets directly in foreign currencies. Accordingly, the weakening of these currencies and units against the U.S. dollar may result in a decline in a Fund's asset value.

      Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

    o Inflation -- Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

    o Liquidity; Trading Volume; Regulatory Oversight -- The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

    The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities' issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

    The risk also exists that an emergency situation may arise in one or more emerging markets, as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund's identification of such condition until the date of the SEC action, a Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

    o Sovereign Debt -- Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceedings by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

      Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

      The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, the emerging market issuer's ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

      To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

      Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

    o Withholding -- Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which a Fund makes its investments. A Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to a Fund or to entities in which a Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

    FOREIGN SECURITIES: A Fund may invest in dollar-denominated and non dollar-denominated foreign securities. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

      Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time. While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by a Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received. The Fund's investments in foreign securities may also include "privatizations". Privatizations are situations where the government in a given country, including emerging market countries, sells part or all of its stakes in government owned or controlled enterprises. In certain countries, the ability of foreign entities to participate in privatizations may be limited by local law and the terms on which the foreign entities may be permitted to participate may be less advantageous than those afforded local investors.

    FORWARD CONTRACTS
    A Fund may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract"), for hedging purposes (e.g., to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

      A Forward Contract to sell a currency may be entered into where a Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Fund may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire.

      If a hedging transaction in Forward Contracts is successful, the decline in the dollar value of portfolio securities or the increase in the dollar cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Funds do not presently intend to hold Forward Contracts entered into until the value date, at which time it would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix a Fund's profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

      A Fund will also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, a Fund may purchase a given foreign currency through a Forward Contract if, in the judgment of the Adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, a Fund may sell the currency through a Forward Contract if the Adviser believes that its value will decline relative to the dollar.

      A Fund will profit if the anticipated movements in foreign currency exchange rates occur, which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

      The use by a Fund of Forward Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

    FUTURES CONTRACTS
    A Fund may purchase and sell futures contracts ("Futures Contracts") on stock indices, single stocks, foreign currencies, interest rates or interest-rate related instruments, indices of foreign currencies or commodities. A Fund may also purchase and sell Futures Contracts on foreign or domestic fixed income securities or indices of such securities including municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading. Such investment strategies will be used for hedging purposes and for non- hedging purposes, subject to applicable law.

      A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, foreign currency or commodity, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement month in which, in the case of the majority of commodities, interest rate and foreign currency futures contracts, the underlying commodities, fixed income securities or currency are delivered by the seller and paid for by the purchaser, or on which, in the case of index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

      The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "mark-to-market."

      Purchases or sales of stock index futures contracts are used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of a Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that a Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

      Interest rate Futures Contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, a Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in a Fund's portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund's interest rate futures contracts would increase at approximately the same rate, subject to the correlation risks described below, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have.

      Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and a Fund's cash reserves could then be used to buy long-term bonds on the cash market. A Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market in certain cases or at certain times, the use of interest rate futures contracts as a hedging technique may allow a Fund to hedge its interest rate risk without having to sell its portfolio securities.

      A Fund may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the dollar cost of foreign- denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

      Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where a Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, a Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      The use by a Fund of Futures Contracts also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

    INDEXED SECURITIES
    A Fund may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. A Fund may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign- denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose a Fund to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

    INVERSE FLOATING RATE OBLIGATIONS
    A Fund may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

    INVESTMENT IN OTHER INVESTMENT COMPANIES
    A Fund may invest in other investment companies. The total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

      OPEN-END FUNDS. A Fund may invest in open-end investment companies.

      CLOSED-END FUNDS. A Fund may invest in closed-end investment companies. Such investment may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

    LENDING OF PORTFOLIO SECURITIES
    A Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms of the New York Stock Exchange (the "Exchange") (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, an irrevocable letter of credit or United States ("U.S.") Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. A Fund would also receive a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

    LEVERAGING TRANSACTIONS
    A Fund may engage in the types of transactions described below, which involve "leverage" because in each case the Fund receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by a Fund will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of a Fund's shares and distributions on a Fund's shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of a Fund's shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of a Fund. These transactions also increase a Fund's expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by a Fund would diminish the investment performance of a Fund compared with what it would have been without using these transactions.

    BANK BORROWINGS: A Fund may borrow money for investment purposes from banks and invest the proceeds in accordance with its investment objectives and policies.

    MORTGAGE "DOLLAR ROLL" TRANSACTIONS: A Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A Fund may also be compensated by receipt of a commitment fee.

      If the income and capital gains from a Fund's investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Fund sells securities becomes insolvent, the Fund's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the Adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

    REVERSE REPURCHASE AGREEMENTS: A Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. A Fund will invest the proceeds received under a reverse repurchase agreement in accordance with its investment objective and policies.

    OPTIONS
    A Fund may invest in the following types of options, which involve the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix:

    OPTIONS ON FOREIGN CURRENCIES: A Fund may purchase and write options on foreign currencies for hedging and non-hedging purposes in a manner similar to that in which Futures Contracts on foreign currencies, or Forward Contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates. A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. The use of foreign currency options for non-hedging purposes, like the use of other types of derivatives for such purposes, presents greater profit potential but also significant risk of loss and could be considered speculative.

    OPTIONS ON FUTURES CONTRACTS: A Fund also may purchase and write options to buy or sell those Futures Contracts in which it may invest ("Options on Futures Contracts") as described above under "Futures Contracts." Such investment strategies will be used for hedging purposes and for non- hedging purposes, subject to applicable law.

      An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents a Fund's profit or loss on the transaction.

      Options on Futures Contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures Contracts may be traded on foreign exchanges. A Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if a Fund owns liquid and unencumbered assets equal to the difference. A Fund may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through the ownership of liquid and unencumbered assets equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or where the exercise price of the put held (ii) is less than the exercise price of the put written if a Fund owns liquid and unencumbered assets equal to the difference. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by a Fund, a Fund will be required to sell the underlying Futures Contract which, if a Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by a Fund is exercised, a Fund will be required to purchase the underlying Futures Contract which, if a Fund has covered its obligation through the sale of such Contract, will close out its futures position.

      The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in a Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, a Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

      A Fund may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call Options on Futures Contracts rather than purchasing the underlying Futures Contracts.

    OPTIONS ON SECURITIES: A Fund may write (sell) covered put and call options, and purchase put and call options, on securities. Call and put options written by a Fund may be covered in the manner set forth below.

      A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the Fund owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Fund owns liquid and unencumbered assets equal to the difference. A put option written by a Fund is "covered" if the Fund owns liquid and unencumbered assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the Fund owns liquid and unencumbered assets equal to the difference. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the Fund owns liquid and unencumbered assets. Such transactions permit a Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund, provided that another option on such security is not written. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

      A Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, a Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by a Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

      A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between a Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; a Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

      A Fund may also write combinations of put and call options on the same security, known as "straddles" with the same exercise price and expiration date. By writing a straddle, a Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

      By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by a Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

      A Fund may also purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

      A Fund may also purchase call options to hedge against an increase in the price of securities that a Fund anticipates purchasing in the future. If such increase occurs, the call option will permit a Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

    OPTIONS ON STOCK INDICES: A Fund may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is generally equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." A Fund may cover written call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration if a Fund owns liquid and unencumbered assets equal to the amount of cash consideration) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Fund owns liquid and unencumbered assets equal to the difference. A Fund may cover put options on stock indices by owning liquid and unencumbered assets with a value equal to the exercise price, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the Fund owns liquid and unencumbered assets equal to the difference. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

      A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

      A Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund's security holdings.

      The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

      The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

    RESET OPTIONS: In certain instances, a Fund may purchase or write options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by a Fund is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where a Fund purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

    "YIELD CURVE" OPTIONS: A Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

      Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be "covered". A call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

    REPURCHASE AGREEMENTS
    A Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that a Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Government securities.

      The repurchase agreement provides that in the event the seller fails to pay the amount agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Fund will have the right to liquidate the securities. If at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, a Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. Each Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and a Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon collateral.

    SHORT SALES
    A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay in connection with a short sale.

      Whenever a Fund engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short.

      A Fund may also make short sales "against the box," i.e., when a security identical to one owned by a Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

    SHORT TERM INSTRUMENTS
    A Fund may hold cash and invest in cash equivalents, such as short-term U.S. Government Securities, commercial paper and bank instruments.

    SWAPS AND RELATED DERIVATIVE INSTRUMENTS
    A Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, including swaps on securities, commodities and indices, and related types of derivatives, such as caps, collars and floors. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security or commodity prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate or index, multiplied in each case by a specified amount (the "notional amount"), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the obligations of parties are netted, with only the net amount paid by one party to the other. All swap agreements entered into by a Fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

      Swap agreements are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap agreements may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund's exposure to the underlying instrument, rate, asset or index. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with the Fund's investment objective and policies.

      For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, a Fund would agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty would agree to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of a Fund's portfolio, a Fund would receive payments under the swap that would offset, in whole or part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular markets or instruments, such as a currency swap between the U.S. dollar and another currency which would have the effect of increasing or decreasing the Fund's exposure to each such currency. A Fund might also enter into a swap on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities, as an alternative to purchasing such securities. Such transactions could be more efficient or less costly in certain instances than an actual purchase or sale of the securities.

      A Fund may enter into other related types of over-the-counter derivatives, such as "caps", "floors", "collars" and options on swaps, or "swaptions", for the same types of hedging or non-hedging purposes. Caps and floors are similar to swaps, except that one party pays a fee at the time the transaction is entered into and has no further payment obligations, while the other party is obligated to pay an amount equal to the amount by which a specified fixed or floating rate exceeds or is below another rate (multiplied by a notional amount). Caps and floors, therefore, are also similar to options. A collar is in effect a combination of a cap and a floor, with payments made only within or outside a specified range of prices or rates. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms.

      A Fund will maintain liquid and unencumbered assets to cover its current obligations under swap and other over-the-counter derivative transactions. If a Fund enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain liquid and unencumbered assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will maintain liquid and unencumbered assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      The most significant factor in the performance of swaps, caps, floors and collars is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness would decline, the value of the swap agreement would be likely to decline, potentially resulting in losses.

      If the counterparty defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty, but there can be no assurance that it will be able to do so.

      The use by a Fund of swaps and related derivative instruments also involves the risks described under the caption "Special Risk Factors -- Options, Futures, Forwards, Swaps and Other Derivative Transactions" in this Appendix.

    TEMPORARY BORROWINGS
    A Fund may borrow money for temporary purposes (e.g., to meet redemption requests or settle outstanding purchases of portfolio securities).

    TEMPORARY DEFENSIVE POSITIONS
    During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of a Fund may be invested in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

    "WHEN-ISSUED" SECURITIES
    A Fund may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the securities will be delivered to a Fund at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. In general, a Fund does not pay for such securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, a Fund will identify liquid and unencumbered assets equal to its forward delivery commitment.

    SPECIAL RISK FACTORS -- OPTIONS, FUTURES, FORWARDS, SWAPS AND OTHER DERIVATIVE TRANSACTIONS

    RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A FUND'S
    PORTFOLIO: A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in derivatives, including options, Futures Contracts, Options on Futures Contracts, Forward Contracts, swaps and other types of derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of a Fund's portfolio. In the case of derivative instruments based on an index, the portfolio will not duplicate the components of the index, and in the case of derivative instruments on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such derivatives. The use of derivatives for "cross hedging" purposes (such as a transaction in a Forward Contract on one currency to hedge exposure to a different currency) may involve greater correlation risks. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

      If a Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, a Fund would experience a loss which is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or Futures Contract in which a Fund has a position and the portfolio securities a Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Fund enters into transactions in options or futures on narrowly-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Fund's portfolio or the intended acquisitions being hedged.

      The trading of derivatives for hedging purposes entails the additional risk of imperfect correlation between movements in the price of the derivative and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the derivatives markets. In this regard, trading by speculators in derivatives has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such instruments.

      The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

      Further, with respect to options on securities, options on stock indices, options on currencies and Options on Futures Contracts, a Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

      In writing a covered call option on a security, index or futures contract, a Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where a Fund covers a call option written on a stock index through segregation of securities, such securities may not match the composition of the index, and the Fund may not be fully covered. As a result, a Fund could be subject to risk of loss in the event of adverse market movements.

      The writing of options on securities, options on stock indices or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Fund's portfolio. When a Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and a Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings or any increase in the cost of the instruments to be acquired.

      Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, a Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by writing an option, a Fund may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired. In the event of the occurrence of any of the foregoing adverse market events, a Fund's overall return may be lower than if it had not engaged in the hedging transactions. Furthermore, the cost of using these techniques may make it economically infeasible for a Fund to engage in such transactions.

    RISKS OF NON-HEDGING TRANSACTIONS: A Fund may enter transactions in derivatives for non-hedging purposes as well as hedging purposes. Non-hedging transactions in such instruments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Fund will only write covered options, such that liquid and unencumbered assets necessary to satisfy an option exercise will be identified, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by a Fund may not fully protect it against risk of loss and, in any event, a Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains. A Fund may also enter into futures, Forward Contracts or swaps for non-hedging purposes. For example, a Fund may enter into such a transaction as an alternative to purchasing or selling the underlying instrument or to obtain desired exposure to an index or market. In such instances, a Fund will be exposed to the same economic risks incurred in purchasing or selling the underlying instrument or instruments. However, transactions in futures, Forward Contracts or swaps may be leveraged, which could expose a Fund to greater risk of loss than such purchases or sales. Entering into transactions in derivatives for other than hedging purposes, therefore, could expose a Fund to significant risk of loss if the prices, rates or values of the underlying instruments or indices do not move in the direction or to the extent anticipated.

      With respect to the writing of straddles on securities, a Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing a Fund with two simultaneous premiums on the same security, but involve additional risk, since a Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

    RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET: Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contract at any specific time. In that event, it may not be possible to close out a position held by a Fund, and a Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on a Fund's ability effectively to hedge its portfolio, and could result in trading losses.

      The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved to the daily limit on a number of consecutive trading days.

      The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    MARGIN: Because of low initial margin deposits made upon the establishment of a Futures, Forward or swap position (certain of which may require no initial margin deposits) and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by a Fund or decreases in the prices of securities or other assets a Fund intends to acquire. Where a Fund enters into such transactions for other than hedging purposes, the leverage entailed in the relatively low margin requirements associated with such transactions could expose a Fund to greater risk.

    POTENTIAL BANKRUPTCY OF A CLEARINGHOUSE OR BROKER: When a Fund enters into transactions in exchange-traded futures or options, it is exposed to the risk of the potential bankruptcy of the relevant exchange clearinghouse or the broker through which a Fund has effected the transaction. In that event, a Fund might not be able to recover amounts deposited as margin, or amounts owed to a Fund in connection with its transactions, for an indefinite period of time, and could sustain losses of a portion or all of such amounts. Moreover, the performance guarantee of an exchange clearinghouse generally extends only to its members and a Fund could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

    POSITION LIMITS: The CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. These limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, an exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these position limits will have any adverse impact on the strategies for hedging the portfolios of a Fund.

    RISKS OF OPTIONS ON FUTURES CONTRACTS: The amount of risk a Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

    RISKS OF TRANSACTIONS IN FOREIGN CURRENCIES AND OVER-THE-COUNTER DERIVATIVES AND OTHER TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES: Transactions in Forward Contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

      Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options market until the following day, thereby making it more difficult for a Fund to respond to such events in a timely manner.

      Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

      Unlike transactions entered into by a Fund in Futures Contracts and exchange-traded options, certain options on foreign currencies, Forward Contracts, over-the-counter options on securities, swaps and other over-the-counter derivatives are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain futures exchanges subject to CFTC regulation and on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of Forward Contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

      In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with a Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Fund could be required to retain options purchased or written, or Forward Contracts or swaps entered into, until exercise, expiration or maturity. This in turn could limit a Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

      Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting a Fund's ability to enter into desired hedging transactions. A Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

      Options on securities, options on stock indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange- traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

    POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS: In order to assure that a Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, each Fund will comply with applicable regulations of the CFTC which set forth certain restrictions with respect to a Fund's entering into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange.

----------
APPENDIX E
----------


                           DESCRIPTION OF BOND RATINGS

    The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                         MOODY'S INVESTORS SERVICE, INC.

    Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

    Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

    A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

    Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

    Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

    B Obligations rated B are considered speculative and are subject to high credit risk.

    Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

    Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

    C Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

    Note: Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

                         STANDARD & POOR'S RATINGS GROUP

    Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

    AA An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

    A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, AND C Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

    C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    Plus (+) or Minus (-): The "AA" and "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

    The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

    The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

    Asterisk (*): Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

    N.R.: Not rated.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

                                      FITCH

    Investment Grade

    AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

    Speculative Grade

    BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

    B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

    CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

    DDD, DD, D Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

    "NR" indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

    "Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

    Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

    A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as "evolving".

----------
APPENDIX F
----------


            MFS FUNDS GENERAL DESCRIPTION OF PROXY VOTING POLICIES

  The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by MFS Investment Management ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The Trustees and the Managers remain ultimately responsible for overseeing the voting of proxies on behalf of the MFS Funds.

  The MFS Proxy Policies have been designed to ensure that proxies are voted in the best long-term economic interests of the MFS Funds. MFS shall carry out its duties under the MFS Proxy Policies in a manner consistent with MFS' fiduciary obligations to the MFS Funds. The MFS Proxy Policies have been designed to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of the MFS Funds. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in the best long- term economic interests of the MFS Funds.

  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote, by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of the MFS Funds must be in the best long-term economic interests of the MFS Funds, MFS has adopted detailed proxy voting guidelines (the "Guidelines") that set forth how MFS plans to vote on specific matters presented for shareholder vote.

  MFS reserves the right to override the Guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. In addition, there may be situations involving matters presented for shareholder vote that are not clearly governed by the Guidelines, such as proposed mergers and acquisitions. The MFS Proxy Policies set forth specific procedures that are designed to ensure that voting decisions in these situations are made in the best long-term economic interests of the MFS Funds, and not in MFS' corporate interests, such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships, or the interests of any party or client other than the MFS Funds.

  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the Guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of the MFS Proxy Policies and the Guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to the MFS Proxy Policies to the extent necessary or advisable.

  MFS' policies include:

  A. Voting Guidelines;

  B. Administration of MFS Proxy Policies; and

  C. Records Retention and Reports.

A. VOTING GUIDELINES
  The Guidelines have been established by MFS for recurring issues that appear on proxies. The following is a summary of the significant Guidelines.

NON-SALARY COMPENSATION PROGRAMS
  In general, MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans which involve stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

  MFS also generally opposes plans which provide unduly generous compensation for officers, directors or employees or could result in excessive dilution to other shareholders. As a general guideline, MFS tends to vote against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

"GOLDEN PARACHUTES"
  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS generally votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage (e.g., 200%) of such officer's annual compensation.

ANTI-TAKEOVER MEASURES
  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, such as "poison pills," "shark repellents," board classification and super-majority requirements.

REINCORPORATION AND REORGANIZATION PROPOSALS
  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of appropriate management proposals, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

SOCIAL ISSUES
  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS generally votes against such proposals if they use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

  The laws of various states may regulate how the interests of certain clients subject to those laws are voted.

DILUTION
  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity, MFS generally votes against the plan. In addition, MFS generally votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

CONFIDENTIAL VOTING
  MFS generally votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS generally supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF While MFS
  acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of the audit committee of a board of directors, MFS generally supports proposals that would require that the audit committee be comprised entirely of directors who are deemed "independent" of the company.

BEST PRACTICES STANDARDS
  Best practices standards have rapidly evolved in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally supports these changes. However, many issues are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS generally vote for proposals that enhance standards of corporate governance so long as it believes that -- within the circumstances of the environment within which the issuers operate -- the proposal is consistent with the best long-term economic interests of the MFS Funds.

FOREIGN ISSUERS -- SHARE BLOCKING
  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, MFS must balance the benefits to the MFS Funds of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, highly material vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with the MFS Proxy Policies.

B. ADMINISTRATION OF MFS PROXY POLICIES

1. MFS PROXY REVIEW GROUP
  The administration of the MFS Proxy Policies is overseen by the MFS Proxy Review Group, which includes senior MFS officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

  a. Reviews the MFS Proxy Policies and the Guidelines at least annually and recommends any amendments considered to be necessary or advisable;

  b. Determines whether any material conflicts of interest exist with respect to instances in which MFS seeks to override the Guidelines and with respect to shareholder votes that are not clearly governed by the Guidelines; and

  c. Considers special proxy issues as they may arise from time to time.

2. GATHERING PROXIES
  MFS, on behalf of itself and the MFS Funds, has entered into an agreement with an independent proxy administration firm (the "Proxy Administrator") pursuant to which the Proxy Administrator performs various proxy vote gathering, processing and recordkeeping functions for the MFS Funds. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed.

3. ANALYZING PROXIES
  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in accordance with the Guidelines by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.

  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the Guidelines and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

  As noted above, MFS reserves the right to override the Guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of the MFS Funds. Any such override of the Guidelines shall be conducted in accordance with the procedures set forth in the MFS Proxy Policies.

4. VOTING PROXIES
  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of the MFS Funds.

5. MONITORING SYSTEM
  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for the MFS Funds are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of the MFS Funds, the Proxy Administrator matches a list of all MFS Funds which hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

C. RECORDS RETENTION AND REPORTS
  MFS will retain copies of the MFS Proxy Policies in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.
--------------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000 (800) 637-2262

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIANS
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081


DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
2 Avenue de Lafayette, Boston, MA 02111-1738
Toll free: (800) 637-2262

MAILING ADDRESS:
P.O. Box 1400, Boston, MA 02104-9985


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
125 Summer Street, Boston MA 02110


MFS(R) INSTITUTIONAL TRUST

500 BOYLSTON STREET
BOSTON, MA 02116

[logo] M F S(R)
INVESTMENT MANAGEMENT

                           MFS(R) INSTITUTIONAL TRUST

                   MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND
                 MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND
                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND
                    MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND
                    MFS(R) INSTITUTIONAL MID CAP GROWTH FUND
             MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
                       MFS(R) INSTITUTIONAL RESEARCH FUND

                                     PART C

ITEM 23. EXHIBITS


               1  (a) Amended and Restated Declaration of Trust, dated August
                      12, 2003. (11)

                  (b) Amendment to the Amended and Restated Declaration of
                      Trust, dated May 17, 2004, to terminate MFS Institutional Real Estate Investment Fund; filed herewith.

                  (c) Amendment to the Amended and Restated Declaration of
                      Trust, dated June 7, 2004, to terminate MFS Institutional Core Equity Fund; filed herewith.

               2  (a) Master Amended and Restated By-Laws, dated January 1,
                      2002, as revised June 23, 2004. (2).

                  (b) Appendix A as revised July 20, 2004 to Master Amended and
                      Restated By-Laws, dated January 1, 2002 as revised June 23, 2004. (2)


               3       Form of Share Certificate.  (4)


               4  (a) Investment Advisory Agreement for the Trust, dated January
                      2, 2002. (13)


                  (b) Sub-Investment Advisory Agreement by and between
                      Massachusetts Financial Services Company and Sun Capital Advisers, Inc. (8)

               5  (a) Distribution Agreement by and between MFS Institutional
                      Trust and MFS Fund Distributors, Inc., dated June 15, 1994. (5)

                  (b) Dealer Agreement between MFS Fund Distributors, Inc. and a dealer, and the Mutual Fund Agreement between MFS Fund Distributors, Inc. and a bank, effective April 6, 2001.
                      (12)

               6      Not Applicable.

               7  (a) Custodian Agreement between the Registrant and State
                      Street Bank and Trust Company, dated July 2, 2001. (6)


                  (b) Global Custodian Contract between Registrant and Chase
                      Manhattan Bank, dated July 2, 2001. (6)

                  (c) Form of Amended Exhibit A, dated as of September 30, 2004, to the Master Custodian Contract and the Global Custody Agreement. (2)

                  (d) Form of Amended Amendment No. 3, dated as of September 30,
                      2004, to the Master Custodian Contract and the Global Custody Agreement. (2)


               8  (a) Amended and Restated Shareholder Servicing Agent Agreement
                      between Registrant and MFS Service Center, Inc. as Shareholder Servicing Agent dated November 30, 1995. (7)

                  (b) Exchange Privilege Agreement between the MFS Institutional
                      Trust, on behalf of each of its series, and MFS Fund Distributors, Inc., dated July 26, 1995. (7)

                  (c) Dividend Disbursing Agency Agreement between the
                      Registrant and State Street Bank and Trust Company, dated October 31, 1990. (5)

                  (d) Master Administrative Services Agreement, dated March 1,
                      1997, as amended and restated April 1, 1999. (10)


                  (e) Exhibit A, as revised July 20, 2004, to the Amended and
                      Restated Master Administrative Services Agreement. (2)


               9  (a) Opinion and Consent of Counsel, dated October 11, 2000.
                      (9)


                  (b) Legal Opinion Consent, dated August 27, 2004; filed
                      herewith.


              10      Consent of Auditors Deloitte & Touche LLP; filed herewith.

              11      Not Applicable.

              12 Investment representation letter from initial shareholder of MFS Institutional Emerging Markets Fixed Income Fund.
                      (1)

              13      Not Applicable.

              14      Not Applicable.

              15      Not Applicable.

              16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (3)


              Power of Attorney, dated April 27, 2004.  (14)
              Power of Attorney, dated August 12, 2004.  (15)


 (1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 18, 1995.

 (2) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 51 filed with the SEC via EDGAR on July 30, 2004.

 (3) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
 (4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
 (5) Incorporated by reference to Post-Effective Amendment No. 9 filed with the SEC via EDGAR on October 27, 1995.
 (6) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
 (7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on February 8, 1996.
 (8) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 29, 2001.
 (9) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed with the SEC via EDGAR on October 13, 2000.

(10) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.

(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 24 as filed with the SEC via EDGAR on October 28, 2003.
(12) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 23 as filed with the SEC via EDGAR on October 28, 2002.
(14) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 28, 2004.
(15) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 52 filed with the SEC via EDGAR on August 27, 2004.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable

ITEM 25. INDEMNIFICATION


         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


         Reference is hereby made to (a) Article V of the Amended and Restated Declaration of Trust dated August 12, 2003; filed herewith and (b) Section 9 of the Shareholder Servicing Agent Agreement, filed with the Registrant's Post-Effective Amendment No. 10 with the SEC via EDGAR on February 8, 1996.

 ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
MASSACHUSETTS INVESTORS TRUST; MASSACHUSETTS INVESTORS GROWTH STOCK FUND; MFS GROWTH OPPORTUNITIES FUND; MFS GOVERNMENT SECURITIES FUND; MFS GOVERNMENT LIMITED MATURITY FUND; MFS SERIES TRUST I (which has 10 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Strategic Growth Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund and MFS Research International Fund); MFS SERIES TRUST II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS SERIES TRUST III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS SERIES TRUST IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS SERIES TRUST V (which has three series: MFS Total Return Fund, MFS Research Fund and MFS International New Discovery Fund); MFS SERIES TRUST VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS SERIES TRUST VII (which has one series: MFS Capital Opportunities Fund); MFS SERIES TRUST VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS SERIES TRUST IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Inflation-Adjusted Bond Fund; MFS SERIES TRUST X (which has 14 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS New Endeavor Fund, MFS Gemini U.K. Fund, MFS Global Value Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS International Diversification Fund (to be offered for sale on or about October 1, 2004)); MFS SERIES TRUST XI (which has two series: MFS Union Standard Equity Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has 7 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 29 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts, 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181.

         The Directors of MFS are Robert J. Manning, Martin E. Beaulieu, Robin
A. Stelmach, Donald A. Stewart, C. James Prieur, William W. Stinson, James C. Baillie, Ronald W. Osborne and William K. O'Brien. Robert C. Pozen is the Chairman, Mr. Manning is Chief Executive Officer, Chief Investment Officer and President, Mr. Beaulieu is Executive Vice President and the Director of Global Distribution, Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria D. Dwyer is Executive Vice President and Chief Regulatory Officer, Jeffrey N. Carp is a Senior Vice President, General Counsel and Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Michael W. Roberge is a Senior Vice President, Chief Fixed Income Officer and Director of Fixed Income Research, Paul T. Kirwan is a Senior Vice President and Chief Financial Officer, Thomas B. Hastings is a Senior Vice President and Treasurer and Joseph E. Lynch is the Assistant Treasurer.

              MASSACHUSETTS INVESTORS TRUST
              MASSACHUSETTS INVESTORS GROWTH STOCK FUND
              MFS GROWTH OPPORTUNITIES FUND
              MFS GOVERNMENT SECURITIES FUND
              MFS GOVERNMENT LIMITED MATURITY FUND
              MFS SERIES TRUST I
              MFS SERIES TRUST II
              MFS SERIES TRUST III
              MFS SERIES TRUST IV
              MFS SERIES TRUST V
              MFS SERIES TRUST VI
              MFS SERIES TRUST VII
              MFS SERIES TRUST VIII
              MFS SERIES TRUST IX
              MFS SERIES TRUST X
              MFS SERIES TRUST XI
              MFS MUNICIPAL SERIES TRUST
              MFS VARIABLE INSURANCE TRUST
              MFS INSTITUTIONAL TRUST
              MFS MUNICIPAL INCOME TRUST
              MFS MULTIMARKET INCOME TRUST
              MFS GOVERNMENT MARKETS INCOME TRUST
              MFS INTERMEDIATE INCOME TRUST
              MFS CHARTER INCOME TRUST
              MFS SPECIAL VALUE TRUST

         J. Atwood Ives is the Chair, Robert J. Manning is President, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan, Stephanie A. DeSisto and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

          MFS/SUN LIFE SERIES TRUST

         J. Kermit Birchfield is Chairman, Robert J. Manning is President, Richard M. Hisey is the Treasurer, James O. Yost, Ellen M. Moynihan, Stephanie
A. DeSisto and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

          MONEY MARKET VARIABLE ACCOUNT
          HIGH YIELD VARIABLE ACCOUNT
          CAPITAL APPRECIATION VARIABLE ACCOUNT
          GOVERNMENT SECURITIES VARIABLE ACCOUNT
          TOTAL RETURN VARIABLE ACCOUNT
          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
          MANAGED SECTORS VARIABLE ACCOUNT

         J. Kermit Birchfield is Chairman, Robert J. Manning is President and a Director, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan, Stephanie
A. DeSisto and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL FUNDS
          MFS MERIDIAN FUNDS

         Jeffrey L. Shames is Chairman and a Director, Peter D. Laird is President and a Director, J. Kermit Birchfield is a Director, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan, Stephanie A. DeSisto and Robert
R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 16 portfolios): Asian Ex-Japan Fund, Emerging Markets Debt Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Equity Fund, Japan All-Cap Equity Fund, U.S. Dollar Reserve Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Strategic Growth Fund and Value Fund (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian Asian Dynasty Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian European Equity Fund, MFS Meridian Global Balanced Fund, MFS Meridian Global Equity Fund, MFS Meridian Global Growth Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Money Market Fund, MFS Meridian Research Bond Fund, MFS Meridian Research International Fund, MFS Meridian Strategic Growth Fund, MFS Meridian Strategic Income Fund, MFS Meridian Technology Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian U.S. Equity Fund, MFS Meridian U.S. Government Bond Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian U.S. Research Fund, MFS Meridian Value Fund and MFS Meridian Inflation Adjusted Bond Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         Robert J. Manning is a Director, Peter Laird is a Director and President, Peter Bubenzner is a Director, Judith Collis is a Director, Paul T. Kirwan is the Treasurer, Martin E. Beaulieu is a Director and Vice President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries and Thomas B. Hastings is the Assistant Treasurer. Mark C. Rogers is Senior Vice President and Managing Director - Retail and Ira
S. Krolick is Senior Vice President.

         MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         Robert J. Manning, Peter D. Laird and Martin E. Beaulieu are the Directors. Mr. Laird is the President, Paul T. Kirwan is the Treasurer, Thomas
B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries and Paul
D. Price is Managing Director - Europe, Asia and Singapore.

         MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

         Robert J. Manning and Peter D. Laird are Advisory Board Members. Mr. Manning is also the President. Jose Noguerol is General Manager and Regional Vice President, Paul T. Kirwan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

         MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         Graham E. Lenzner is the Chairman, Loretta Lenzner, Robert J. Manning and Sheldon Rivers are Directors, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary and Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries.

         MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         Robert J. Manning is the Chairman, Martin E. Beaulieu is a Director and the President, James A. Jessee is Co-President, Michael J. Londergan is the Treasurer, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Thomas B. Hastings is the Assistant Treasurer, Sharon A. Brovelli is Senior Vice President and Director of Administration/Operations, Paul F. Fichera is Senior Vice President and Director of Product Development, William H. Finnegan is Senior Vice President and Director of Market Development, Michael D. Fitzgerald is Senior Vice President - Bank Marketing Group, Joseph A. Kosciuszek is Senior Vice President - Support Services MFSI/International, Larry I. Milder is Senior Vice President - FIAD Sales, Thomas A. Jessee is Senior Vice President - Broker/Dealer Sales, Bill C. Taylor is Senior Vice President and Director of PPS, Susan G. Fowler is Senior Vice President - Fulfillment/PPS and Brendan K. Nolan is Senior Vice President.

         MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         Robert J. Manning is the Chairman. Janet A. Clifford is a Director. Ms. Clifford is also the President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert W. Green is Senior Vice President - Dealer Services, Gloria E. Schmid is Senior Vice President - Operations David G. Rainville is Senior Vice President.

         MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         Robert J. Manning is Chairman and Chief Investment Officer, Martin E. Beaulieu is a Director, Lisa M. Jones is Head of Institutional and Executive Vice President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Fletcher B. Coleman III is Senior Vice President and Managing Director of Insurance Services Group, John O'Connor is Managing Director - North American Sales, David J. Picher is Managing Director - Global Consultation Relations and Lorie C. O'Malley is Director - Relationship Management.

         MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         Robert J. Manning is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary, Mitchell
C. Freestone and Brian T. Hourihan are Assistant Secretaries Matthew D. Gannon is Senior Vice President - Retail Marketing, Director of RSI Marketing, William
F. Shaw is Senior Vice President - Marketing and George C. Sutherland is Senior Vice President - Sales.

         MFS INVESTMENT MANAGEMENT K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

         Peter D. Laird and Lisa M. Jones are Directors, Ira S. Krolick is a Director and Chief Operating Officer, Takafumi Ishii is a Director and Representative Director, Yasuyuki Hirata is Director -Corporate Planning and Thomas B. Hastings is Statutory Auditor.

         MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

         Eric G. Burns, Paul F. Fichera, Janet A. Clifford, Carol W. Geremia and Joseph A. Kosciuszek are Directors. Mr. Burns is the President, Robert J. Whelan is the Treasurer, Thomas B. Hastings is Assistant Treasurer and Mark Kaplan is Trust Officer.

         MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

         Robert J. Manning, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Managers, Paul T. Kirwan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

         SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

         Robert J. Manning is Chairman, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer and Joseph Lynch is the Assistant Treasurer..

         MFS INVESTMENT MANAGEMENT (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

         Robert J. Manning, Peter D. Laird and Martin E. Beaulieu are Directors, Paul T. Kirwan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

         MFS/SUN LIFE FINANCIAL DISTRIBUTORS, INC., a Delaware broker dealer jointly owned by MFS and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., whose address is 131 Oliver Street, Boston, Massachusetts 02110, is a distributor of variable annuity products.

         Martin E. Beaulieu and Robert C. Salipante are the Directors, Ellen B. King is Secretary and Amy E. Mihaich is Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart    Chief Executive Officer, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         C. James Prieur      President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         William W. Stinson   Non-Executive Chairman, Sun Life Financial and Sun
                                Life Assurance Company of Canada, Sun Life
                                Centre, 150 King Street West, Toronto, Ontario, Canada; Chairman, Westshore Terminals Income Fund, Vancouver, British Columbia; Director, Grant Forest Products Inc., Ontario, Canada and Trustee, Fording Canadian Coal Trust, Calgary, Alberta

         James C. Baillie     Counsel, Torys, Ontario, Canada; Chair,
                                Independent Electricity Market Operator,
                                Ontario, Canada; Chair, Corel Corporation,
                                Ontario, Canada; Director, Sun Life Financial, Ontario Canada; Director, FPI Ltd., Newfoundland, Canada


ITEM 27. DISTRIBUTORS

         (a) Reference is hereby made to Item 26 above.

         (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                     NAME                           ADDRESS
                     ----                           -------

         Massachusetts Financial Services      500 Boylston Street
           Company (investment adviser)        Boston, MA  02116

         MFS Fund Distributors, Inc.           500 Boylston Street
           (principal underwriter)             Boston, MA 02116

         State Street Bank and                 State Street South
           Trust Company (custodian)           5 - West
                                               North Quincy, MA  02171


         J.P. Morgan Chase                     270 Park Avenue
                                               New York, NY 10017


         MFS Service Center, Inc.              2 Avenue de LaFayette
           (transfer agent)                    Boston, MA  02111-1738

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of August, 2004.

                                          MFS(R) INSTITUTIONAL TRUST

                                          By:    ROBERT J. MANNING*
                                             ----------------------------
                                          Name:  Robert J. Manning
                                          Title: President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on August 30, 2004.

         SIGNATURE                                     TITLE


ROBERT J. MANNING*                     President (Principal Executive Officer)
---------------------------             and Trustee
Robert J. Manning


RICHARD M. HISEY*                      Principal Financial Officer and
---------------------------             Accounting Officer
Richard M. Hisey


LAWRENCE H. COHN*                      Trustee
---------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                      Trustee
---------------------------
David H. Gunning


WILLIAM R. GUTOW*                      Trustee
---------------------------
William R. Gutow


J. ATWOOD IVES*                        Trustee
---------------------------
J. Atwood Ives


AMY B. LANE*                           Trustee
---------------------------
Amy B. Lane


LAWRENCE T. PERERA*                    Trustee
---------------------------
Lawrence T. Perera


WILLIAM R. POORVU*                     Trustee
---------------------------
William R. Poorvu


ROBERT C. POZEN*                       Trustee
---------------------------
Robert C. Pozen


J. DALE SHERRATT*                      Trustee
---------------------------
J. Dale Sherratt


ELAINE R. SMITH*                       Trustee
---------------------------
Elaine R. Smith

                                       *By:  JAMES R. BORDEWICK, JR.
                                             --------------------------------
                                       Name:   James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney, dated April 27, 2004, incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 28, 2004.

                                INDEX TO EXHIBITS

EXHIBIT NO.             DESCRIPTION OF EXHIBIT                       PAGE NO.

    1 (b)    Amendment to the Amended and Restated
              Declaration of Trust, dated May 17,
              2004, to terminate MFS Institutional
              Real Estate Investment Fund.

      (c)     Amendment to the Amended and Restated
              Declaration of Trust, dated June 7, 2004, to terminate MFS Institutional Core Equity Fund.

    9 (b)    Legal Opinion Consent, dated August 27, 2004.

   10        Consent of Auditors Deloitte & Touche LLP.